As filed with the Securities and Exchange Commission on
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November 28, 2012

Registration No. 333-117134
811-21598

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES	/ X /
	ACT OF 1933	----
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 12	/ X /
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	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 13	/ X /
	(Check appropriate box or boxes)	----

PUTNAM RETIREMENTREADY FUNDS
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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----
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/ X /	on November 30, 2012 pursuant to paragraph (b)
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----
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
----
/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

-----------------------
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ROBERT T. BURNS, Vice President
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PUTNAM RETIREMENTREADY FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
2055 Fund	—	—	—	—	—	—
2050 Fund	—	—	—	—	—	—
2045 Fund	PRVLX	—	—	—	—	PRVYX
2040 Fund	PRRZX	—	—	—	—	PRZZX
2035 Fund	PRRWX	—	—	—	—	PRRYX
2030 Fund	PRRQX	—	—	—	—	PRRTX
2025 Fund	PRROX	—	—	—	—	PRRPX
2020 Fund	PRRMX	—	—	—	—	PRRNX
2015 Fund	PRRHX	—	—	—	—	PRRLX
Retirement Income	PRMAX	PRMLX	PRMCX	PRMMX	PRMKX	PRMYX
Fund Lifestyle 1

Putnam
RetirementReady®
Funds

Prospectus


11 | 30 | 12


Fund summaries	2
What are the funds’ and each underlying fund’s
main investment strategies and related risks?	62
Who oversees and manages the funds?	81
How do the funds price their shares?	83
How do I buy fund shares?	83
How do I sell or exchange fund shares?	90
Policy on excessive short-term trading	93
Distribution plans and payments to dealers	95
Fund distributions and taxes	98
Financial highlights	99

Investment Category:	These securities have not been approved
Asset Allocation	or disapproved by the Securities and
	Exchange Commission (SEC) nor has
This prospectus explains what	the SEC passed upon the accuracy
you should know about these	or adequacy of this prospectus. Any
mutual funds before you invest.	statement to the contrary is a crime.
Please read it carefully.

Fund summaries

Putnam RetirementReady 2055 Fund

Goal

Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses =	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.48%	1.03%	1.76%	(0.48)%	1.28%
Class B	0.00%	1.00%	0.48%	1.03%	2.51%	(0.48)%	2.03%
Class C	0.00%	1.00%	0.48%	1.03%	2.51%	(0.48)%	2.03%
Class M	0.00%	0.75%	0.48%	1.03%	2.26%	(0.48)%	1.78%
Class R	0.00%	0.50%	0.48%	1.03%	2.01%	(0.48)%	1.53%
Class Y	0.00%	N/A	0.48%	1.03%	1.51%	(0.48)%	1.03%

2 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


= Restated to reflect current fees.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$698	$1,054	$1,432	$2,492
Class B	$706	$1,036	$1,492	$2,625
Class B (no redemption)	$206	$736	$1,292	$2,625
Class C	$306	$736	$1,292	$2,810
Class C (no redemption)	$206	$736	$1,292	$2,810
Class M	$525	$987	$1,476	$2,818
Class R	$156	$584	$1,039	$2,299
Class Y	$105	$430	$778	$1,761

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 167%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

Prospectus 3

The fund’s target allocations will increasingly emphasize capital preservation and income as the target date approaches.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume

4 Prospectus

investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be illiquid.


Prospectus 5

An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

6 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

		Since
		inception
Share class	1 year	(11/30/10)

Class A before taxes	-10.71%	-5.17%
Class A after taxes on distributions	-11.42%	-7.79%
Class A after taxes on distributions and sale of fund shares	-6.45%	-5.55%
Class B before taxes	-10.53%	-3.90%
Class C before taxes	-6.85%	-0.56%
Class M before taxes	-8.99%	-3.47%
Class R before taxes	-5.49%	-0.08%
Class Y before taxes	-5.00%	0.43%
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	8.22%
Barclays U.S. Aggregate Bond Index (no deduction for fees,
expenses or taxes)	7.84%	6.15%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2010


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2010

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2010


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 7

Putnam RetirementReady 2050 Fund

Goal

Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.15%	1.02%	1.42%	(0.15)%	1.27%
Class B	0.00%	1.00%	0.15%	1.02%	2.17%	(0.15)%	2.02%
Class C	0.00%	1.00%	0.15%	1.02%	2.17%	(0.15)%	2.02%
Class M	0.00%	0.75%	0.15%	1.02%	1.92%	(0.15)%	1.77%
Class R	0.00%	0.50%	0.15%	1.02%	1.67%	(0.15)%	1.52%
Class Y	0.00%	N/A	0.15%	1.02%	1.17%	(0.15)%	1.02%

8 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$697	$985	$1,293	$2,167
Class B	$705	$965	$1,351	$2,301
Class B (no redemption)	$205	$665	$1,151	$2,301
Class C	$305	$665	$1,151	$2,491
Class C (no redemption)	$205	$665	$1,151	$2,491
Class M	$524	$918	$1,337	$2,503
Class R	$155	$512	$893	$1,964
Class Y	$104	$357	$629	$1,407

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 61%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

Prospectus 9

The fund’s target allocations will increasingly emphasize capital preservation and income as the target date approaches.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


**Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

10   Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency

Prospectus 11

or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


12 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(5/2/05)

Class A before taxes	–9.58%	–3.57%	1.38%
Class A after taxes on distributions	–10.40%	–5.92%	–0.73%
Class A after taxes on distributions
and sale of fund shares	–5.87%	–4.06%	0.21%
Class B before taxes	–9.39%	–3.40%	1.52%
Class C before taxes	–5.79%	–3.16%	1.51%
Class M before taxes	–7.90%	–3.60%	1.22%
Class R before taxes	–4.31%	–2.67%	2.01%
Class Y before taxes	–3.87%	–2.18%	2.53%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.40%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.74%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2005


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2005

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2005


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 13

Putnam RetirementReady 2045 Fund

Goal

Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.12%	0.99%	1.36%	(0.12)%	1.24%
Class B	0.00%	1.00%	0.12%	0.99%	2.11%	(0.12)%	1.99%
Class C	0.00%	1.00%	0.12%	0.99%	2.11%	(0.12)%	1.99%
Class M	0.00%	0.75%	0.12%	0.99%	1.86%	(0.12)%	1.74%
Class R	0.00%	0.50%	0.12%	0.99%	1.61%	(0.12)%	1.49%
Class Y	0.00%	N/A	0.12%	0.99%	1.11%	(0.12)%	0.99%

14 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$694	$969	$1,264	$2,102
Class B	$702	$948	$1,321	$2,236
Class B (no redemption)	$202	$648	$1,121	$2,236
Class C	$302	$648	$1,121	$2,428
Class C (no redemption)	$202	$648	$1,121	$2,428
Class M	$520	$902	$1,308	$2,440
Class R	$151	$495	$863	$1,897
Class Y	$101	$340	$598	$1,336

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will become increasingly conservative over time

Prospectus 15

and will change gradually based on the number of remaining years until the fund’s target date.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

16 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency

Prospectus 17

or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


18 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–9.53%	–3.38%	1.96%
Class A after taxes on distributions	–10.22%	–5.82%	–0.22%
Class A after taxes on distributions
and sale of fund shares	–5.88%	–3.69%	0.92%
Class B before taxes	–9.37%	–3.17%	2.05%
Class C before taxes	–5.62%	–2.95%	2.04%
Class M before taxes	–7.81%	–3.39%	1.80%
Class R before taxes	–4.23%	–2.46%	2.56%
Class Y before taxes	–3.74%	–1.98%	3.07%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 19

Putnam RetirementReady 2040 Fund

Goal

Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.12%	0.95%	1.32%	(0.12)%	1.20%
Class B	0.00%	1.00%	0.12%	0.95%	2.07%	(0.12)%	1.95%
Class C	0.00%	1.00%	0.12%	0.95%	2.07%	(0.12)%	1.95%
Class M	0.00%	0.75%	0.12%	0.95%	1.82%	(0.12)%	1.70%
Class R	0.00%	0.50%	0.12%	0.95%	1.57%	(0.12)%	1.45%
Class Y	0.00%	N/A	0.12%	0.95%	1.07%	(0.12)%	0.95%

20 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$690	$957	$1,244	$2,059
Class B	$697	$936	$1,300	$2,193
Class B (no redemption)	$197	$636	$1,100	$2,193
Class C	$297	$636	$1,100	$2,385
Class C (no redemption)	$197	$636	$1,100	$2,385
Class M	$516	$890	$1,287	$2,398
Class R	$147	$482	$841	$1,852
Class Y	$96	$327	$576	$1,289

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 43%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will become increasingly conservative over time

Prospectus 21

and will change gradually based on the number of remaining years until the fund’s target date.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

22 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency

Prospectus 23

or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


24 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–9.45%	–3.07%	2.09%
Class A after taxes on distributions	–9.94%	–5.11%	0.20%
Class A after taxes on distributions
and sale of fund shares	–5.90%	–3.26%	1.15%
Class B before taxes	–9.36%	–2.90%	2.17%
Class C before taxes	–5.55%	–2.64%	2.18%
Class M before taxes	–7.69%	–3.10%	1.91%
Class R before taxes	–4.15%	–2.16%	2.69%
Class Y before taxes	–3.68%	–1.67%	3.19%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 25

Putnam RetirementReady 2035 Fund

Goal

Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.11%	0.89%	1.25%	(0.11)%	1.14%
Class B	0.00%	1.00%	0.11%	0.89%	2.00%	(0.11)%	1.89%
Class C	0.00%	1.00%	0.11%	0.89%	2.00%	(0.11)%	1.89%
Class M	0.00%	0.75%	0.11%	0.89%	1.75%	(0.11)%	1.64%
Class R	0.00%	0.50%	0.11%	0.89%	1.50%	(0.11)%	1.39%
Class Y	0.00%	N/A	0.11%	0.89%	1.00%	(0.11)%	0.89%

26 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$685	$939	$1,212	$1,990
Class B	$692	$917	$1,268	$2,125
Class B (no redemption)	$192	$617	$1,068	$2,125
Class C	$292	$617	$1,068	$2,318
Class C (no redemption)	$192	$617	$1,068	$2,318
Class M	$511	$871	$1,256	$2,331
Class R	$142	$463	$808	$1,781
Class Y	$91	$307	$542	$1,215

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 42%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will become increasingly conservative over time

Prospectus 27

and will change gradually based on the number of remaining years until the fund’s target date.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

28 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such

Prospectus 29

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


30 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–9.26%	–2.76%	2.11%
Class A after taxes on distributions	–9.99%	–4.54%	0.40%
Class A after taxes on distributions
and sale of fund shares	–5.86%	–2.88%	1.27%
Class B before taxes	–9.15%	–2.60%	2.18%
Class C before taxes	–5.36%	–2.34%	2.20%
Class M before taxes	–7.64%	–2.80%	1.93%
Class R before taxes	–3.97%	–1.85%	2.69%
Class Y before taxes	–3.48%	–1.36%	3.21%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 31

Putnam RetirementReady 2030 Fund

Goal

Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.11%	0.85%	1.21%	(0.11)%	1.10%
Class B	0.00%	1.00%	0.11%	0.85%	1.96%	(0.11)%	1.85%
Class C	0.00%	1.00%	0.11%	0.85%	1.96%	(0.11)%	1.85%
Class M	0.00%	0.75%	0.11%	0.85%	1.71%	(0.11)%	1.60%
Class R	0.00%	0.50%	0.11%	0.85%	1.46%	(0.11)%	1.35%
Class Y	0.00%	N/A	0.11%	0.85%	0.96%	(0.11)%	0.85%

32 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$681	$927	$1,192	$1,947
Class B	$688	$905	$1,247	$2,082
Class B (no redemption)	$188	$605	$1,047	$2,082
Class C	$288	$605	$1,047	$2,276
Class C (no redemption)	$188	$605	$1,047	$2,276
Class M	$507	$860	$1,236	$2,290
Class R	$137	$451	$787	$1,737
Class Y	$87	$295	$520	$1,168

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 41%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will become increasingly conservative over time

Prospectus 33

and will change gradually based on the number of remaining years until the fund’s target date.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

34 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks

Prospectus 35

associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


36 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–8.68%	–2.41%	2.18%
Class A after taxes on distributions	–9.30%	–4.00%	0.62%
Class A after taxes on distributions
and sale of fund shares	–5.53%	–2.48%	1.41%
Class B before taxes	–8.55%	–2.25%	2.26%
Class C before taxes	–4.81%	–1.99%	2.25%
Class M before taxes	–6.95%	–2.44%	2.00%
Class R before taxes	–3.36%	–1.49%	2.77%
Class Y before taxes	–2.81%	–1.00%	3.29%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 37

Putnam RetirementReady 2025 Fund

Goal

Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.10%	0.82%	1.17%	(0.10)%	1.07%
Class B	0.00%	1.00%	0.10%	0.82%	1.92%	(0.10)%	1.82%
Class C	0.00%	1.00%	0.10%	0.82%	1.92%	(0.10)%	1.82%
Class M	0.00%	0.75%	0.10%	0.82%	1.67%	(0.10)%	1.57%
Class R	0.00%	0.50%	0.10%	0.82%	1.42%	(0.10)%	1.32%
Class Y	0.00%	N/A	0.10%	0.82%	0.92%	(0.10)%	0.82%

38 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$678	$916	$1,173	$1,905
Class B	$685	$893	$1,227	$2,040
Class B (no redemption)	$185	$593	$1,027	$2,040
Class C	$285	$593	$1,027	$2,235
Class C (no redemption)	$185	$593	$1,027	$2,235
Class M	$504	$849	$1,217	$2,249
Class R	$134	$440	$767	$1,693
Class Y	$84	$283	$500	$1,122

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 43%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will become increasingly conservative over time

Prospectus 39

and will change gradually based on the number of remaining years until the fund’s target date.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

40 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks

Prospectus 41

associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


42 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–7.42%	–2.10%	2.20%
Class A after taxes on distributions	–8.37%	–3.69%	0.64%
Class A after taxes on distributions
and sale of fund shares	–4.67%	–2.25%	1.40%
Class B before taxes	–7.19%	–1.94%	2.28%
Class C before taxes	–3.42%	–1.66%	2.28%
Class M before taxes	–5.62%	–2.13%	2.03%
Class R before taxes	–1.99%	–1.18%	2.80%
Class Y before taxes	–1.48%	–0.68%	3.31%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 43

Putnam RetirementReady 2020 Fund

Goal

Putnam RetirementReady 2020 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.10%	0.79%	1.14%	(0.10)%	1.04%
Class B	0.00%	1.00%	0.10%	0.79%	1.89%	(0.10)%	1.79%
Class C	0.00%	1.00%	0.10%	0.79%	1.89%	(0.10)%	1.79%
Class M	0.00%	0.75%	0.10%	0.79%	1.64%	(0.10)%	1.54%
Class R	0.00%	0.50%	0.10%	0.79%	1.39%	(0.10)%	1.29%
Class Y	0.00%	N/A	0.10%	0.79%	0.89%	(0.10)%	0.79%

44 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$675	$907	$1,157	$1,873
Class B	$682	$884	$1,212	$2,008
Class B (no redemption)	$182	$584	$1,012	$2,008
Class C	$282	$584	$1,012	$2,203
Class C (no redemption)	$182	$584	$1,012	$2,203
Class M	$501	$840	$1,201	$2,218
Class R	$131	$430	$751	$1,660
Class Y	$81	$274	$483	$1,087

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.


Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2020 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will become increasingly conservative over time

Prospectus 45

and will change gradually based on the number of remaining years until the fund’s target date.


The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.


	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%


* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.


** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

46 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.


Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks

Prospectus 47

associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


48 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–6.43%	–1.81%	1.95%
Class A after taxes on distributions	–7.70%	–3.42%	0.39%
Class A after taxes on distributions
and sale of fund shares	–4.00%	–2.11%	1.10%
Class B before taxes	–6.17%	–1.65%	2.03%
Class C before taxes	–2.35%	–1.37%	2.04%
Class M before taxes	–4.67%	–1.83%	1.78%
Class R before taxes	–0.99%	–0.89%	2.55%
Class Y before taxes	–0.43%	–0.38%	3.06%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004


James Fetch, Portfolio Manager, portfolio manager of the fund since 2012


Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004


Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.


Prospectus 49

Putnam RetirementReady 2015 Fund

Goal

Putnam RetirementReady 2015 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.11%	0.75%	1.11%	(0.11)%	1.00%
Class B	0.00%	1.00%	0.11%	0.75%	1.86%	(0.11)%	1.75%
Class C	0.00%	1.00%	0.11%	0.75%	1.86%	(0.11)%	1.75%
Class M	0.00%	0.75%	0.11%	0.75%	1.61%	(0.11)%	1.50%
Class R	0.00%	0.50%	0.11%	0.75%	1.36%	(0.11)%	1.25%
Class Y	0.00%	N/A	0.11%	0.75%	0.86%	(0.11)%	0.75%

50 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
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Class A	$671	$897	$1,141	$1,840
Class B	$678	$874	$1,196	$1,975
Class B (no redemption)	$178	$574	$996	$1,975
Class C	$278	$574	$996	$2,171
Class C (no redemption)	$178	$574	$996	$2,171
Class M	$497	$830	$1,185	$2,185
Class R	$127	$420	$734	$1,626
Class Y	$77	$263	$466	$1,051
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Portfolio turnover

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The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 40%.

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Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2015 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

Prospectus 51

The fund’s target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund’s target date.

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The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

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	Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
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Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

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* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

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** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

52 Prospectus

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

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Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

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Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such

Prospectus 53

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

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The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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54 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	–6.25%	–1.53%	1.58%
Class A after taxes on distributions	–7.72%	–3.19%	–0.08%
Class A after taxes on distributions
and sale of fund shares	–3.92%	–2.01%	0.63%
Class B before taxes	–5.96%	–1.40%	1.66%
Class C before taxes	–2.20%	–1.11%	1.66%
Class M before taxes	–4.48%	–1.55%	1.42%
Class R before taxes	–0.71%	–0.61%	2.18%
Class Y before taxes	–0.24%	–0.10%	2.68%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%
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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004

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James Fetch, Portfolio Manager, portfolio manager of the fund since 2012

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Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004

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Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.

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Prospectus 55

Putnam Retirement Income Fund Lifestyle 1

Goal

Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

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Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.25%	0.40%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

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							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment #	ment

Class A	0.00%	0.25%	0.12%	0.72%	1.09%	(0.12)%	0.97%
Class B	0.00%	1.00%	0.12%	0.72%	1.84%	(0.12)%	1.72%
Class C	0.00%	1.00%	0.12%	0.72%	1.84%	(0.12)%	1.72%
Class M	0.00%	0.50%	0.12%	0.72%	1.34%	(0.12)%	1.22%
Class R	0.00%	0.50%	0.12%	0.72%	1.34%	(0.12)%	1.22%
Class Y	0.00%	N/A	0.12%	0.72%	0.84%	(0.12)%	0.72%
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56 Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

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# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
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Class A	$495	$722	$966	$1,666
Class B	$675	$867	$1,185	$1,953
Class B (no redemption)	$175	$567	$985	$1,953
Class C	$275	$567	$985	$2,150
Class C (no redemption)	$175	$567	$985	$2,150
Class M	$445	$725	$1,025	$1,876
Class R	$124	$413	$723	$1,603
Class Y	$74	$256	$455	$1,027
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Portfolio turnover

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The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 40%.

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Investments, risks, and performance

Investments

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The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

Prospectus 57

The following table presents your fund’s approximate asset allocations as of November 30, 2012.

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Underlying fund*
Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Money Market Fund	6.0%
Putnam Absolute Return 500 Fund	30.0%
Putnam Absolute Return 300 Fund	21.0%
Putnam Absolute Return 100 Fund	9.0%

Equity**	25.0%
Fixed Income**	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

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** Equity and fixed income allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, and Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds’ prospectuses.

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Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.


Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as

58 Prospectus

“junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

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The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Prospectus 59

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Average annual total returns after sales charges
(for periods ending 12/31/11)

			Since inception
Share class	1 year	5 years	(11/1/04)
Class A before taxes	–4.40%	0.12%	1.65%
Class A after taxes on distributions	–4.94%	–1.34%	0.22%
Class A after taxes on distributions
and sale of fund shares	–2.78%	–0.66%	0.66%
Class B before taxes	–6.03%	–0.15%	1.46%
Class C before taxes	–2.08%	0.19%	1.47%
Class M before taxes	–3.99%	–0.20%	1.27%
Class R before taxes	–0.64%	0.68%	1.97%
Class Y before taxes	–0.09%	1.19%	2.48%
Barclays U.S. Aggregate Bond Index
(no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%
S&P 500 Index (no deduction for fees,
expenses or taxes)	2.11%	–0.25%	3.62%
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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

60 Prospectus

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004

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James Fetch, Portfolio Manager, portfolio manager of the fund since 2012

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Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004

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Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 61.

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Important Additional Information About All Funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

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The funds’ distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

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Prospectus 61

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the funds’ and each underlying fund’s main investment strategies and related risks?

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This section contains greater detail on each fund’s and each underlying fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. In deciding whether a Putnam RetirementReady Fund is right for you, you may wish to consider a number of factors in addition to the fund’s target date, including your age, how your fund investment will fit into your overall investment program, and whether you are looking for a more aggressive or more conservative allocation.

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As mentioned in the fund summaries, we pursue each fund’s goal by allocating its assets among underlying funds. References to specific investments refer to investments made by the underlying funds. When deciding whether to buy or sell equity investments for the underlying funds, the managers of those funds may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends. When deciding whether to buy or sell fixed income investments for the underlying funds, the managers of those funds may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions. Managers of different underlying funds may emphasize different factors in making decisions to buy or sell investments. In addition to the investments described below, each underlying fund, except Putnam Money Market Fund, may use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For Putnam Absolute Return 100, 300, 500 and 700 Funds, derivatives are an important component of the funds’ investment strategies.

62 Prospectus

Putnam Dynamic Asset Allocation Equity Fund

Goal

The fund seeks long-term growth.

Investments

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We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. While we typically allocate approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

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Risks

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The fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except those related to bonds, mortgage-backed investments, prepaid investments, targeted returns and allocation of assets among asset categories. Additional information about each of these risks is included below.

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Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund

Goals

The Growth Fund seeks capital appreciation.

The Balanced Fund seeks total return.

The Conservative Fund seeks total return consistent with preservation of capital.

Total return is composed of capital appreciation and income.

Investments

Each fund has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with

Prospectus 63

its goal. The strategic allocation and the range of allowable allocation for each fund are shown below.

	Growth Fund		Balanced Fund		Conservative Fund

	Strategic		Strategic		Strategic
Class	Allocation	Range	Allocation	Range	Allocation	Range
Equity	80%	65–95%	60%	45–75%	30%	15–45%
Fixed Income	20%	5–35%	40%	25–55%	70%	55–85%
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Putnam Dynamic Asset Allocation Growth Fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments).

Putnam Dynamic Asset Allocation Balanced Fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments).

Putnam Dynamic Asset Allocation Conservative Fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size.

Each fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Each fund may also select other investments that do not fall within these asset classes. Each fund may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

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Risks

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Each fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except those related to targeted returns. Additional information about each of these risks is included below.

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64 Prospectus

Putnam Money Market Fund

Goal

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The fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.

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Investments

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We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

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Risks

The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund. The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. Additional information about each of these risks is included below.

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund

Goal

Each fund seeks to earn a positive total return that exceeds the rate of inflation by a targeted amount on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The target return for each fund is the rate of inflation plus the number of basis points specified in the fund’s name.

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Investments

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Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of lower exposure to the fixed income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are designed to pursue a consistent absolute return by combining two independent investments strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

In pursuing a consistent absolute return, each fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities (in the case of Putnam Absolute Return 100 Fund), bonds with moderate exposure to interest rate and credit risks (in the case of Putnam Absolute Return 300 Fund), balanced portfolios with significant exposure to both stocks and bonds (in the case of Putnam Absolute Return 500 Fund), and

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equities or equity-like investments (in the case of Putnam Absolute Return 700 Fund).

Each fund may consider, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Each fund may also take into account general market conditions when making investment decisions.

Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the funds may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk. Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

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Risks

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Each fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except that Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund do not bear the risks associated with stock investing. Additional information about each of these risks is included below.

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Additional information about investment strategies and related risks of the underlying funds

This section provides additional information on the investment strategies and related risks of the Putnam Absolute Return Funds and the underlying funds generally. Not every investment strategy below applies to each underlying fund.

Putnam Absolute Return Funds

The use of the term “absolute return” in each fund’s name is meant to distinguish the fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an

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index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The funds seek to earn their targeted returns over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

While the funds seek returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the funds is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the funds, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in a fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

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The following sections describe the funds’ main investment strategies. As a general matter, each fund has significant flexibility in its choice of strategies. This flexibility enhances the funds’ ability to seek their targeted returns. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Global bond strategies — Absolute Return 100 and 300 Funds

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Independent global fixed-income investment strategies

We seek to efficiently mix a number of independent global fixed-income investment strategies. These strategies may be based on security selection, allocation among sub-sectors within sectors of the fixed-income market (such as the investment grade and high yield sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of different strategies, the funds may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, we believe, offer substantial opportunities. We may invest without limit in all available global fixed- income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

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Derivatives and investment exposures

When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Absolute Return 300 Fund is expected to make greater use of leverage than Absolute Return 100 Fund.

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Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed-income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Absolute Return 100 Fund.

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Beta and alpha strategies — Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha

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strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

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• Derivatives and investment exposures; investment leverage. When the funds use derivatives to increase their exposure to investments in order to enhance the funds’ total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in a fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, we expect that investment leverage obtained as part of a fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets in the case of Absolute Return 500 Fund and up to 200% of net assets in the case of Absolute Return 700 Fund. We may make an investment directly, or we may obtain exposure to the investment synthetically, through the use of one or more derivatives. We treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The funds’ alpha strategy also may involve the use of derivatives that introduce additional investment leverage. Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies. If our judgments about the performance of asset classes or investments prove incorrect while a fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

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Beta strategy

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• Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including high yield and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed-income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, a fund could significantly under-perform the markets in general, particular markets, or other funds that make similar investments.

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• Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the funds may fail to meet their objectives or may lose money.

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Alpha strategy

The funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect a fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Equity investments

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related

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industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

For Putnam Dynamic Asset Allocation Equity Fund, under normal circumstances, the fund invests at least 80% of its net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The funds may invest in small and midsize companies without limit.

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Fixed income investments

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of a fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

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Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, a fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

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For Putnam Money Market Fund, the fund may not hold an investment with more than 397 days remaining to maturity and the fund’s average weighted maturity will not exceed 60 days (after giving effect to maturity-shortening features such as interest rate resets or demand features). In addition, the weighted average life (determined without reference to maturity-shortening features) of the fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments.

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Some investments that we purchase for the fund have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. We measure the maturity of these obligations using the relatively short period until the interest rate resets and/or payment could be demanded. Because the

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interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

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• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

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For Putnam Absolute Return 100, 300, 500 and 700 Funds. The funds may invest without limit in higher-yield, higher-risk debt investments that are below-investment-grade (sometimes referred to as “junk bonds”), including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. However, we may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam Dynamic Asset Allocation Growth Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Conservative Fund. The funds may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed-income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. However, using the same criteria, we currently do not intend to invest more than 20% of Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. We may invest up to 5% of a fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below-investment-grade and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt

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instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

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Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

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Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. Putnam Money Market Fund buys only high quality investments. These are:

• rated in one of the two highest categories by at least two nationally recognized rating services,

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• rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating) or

• unrated investments that we determine are of equivalent quality.

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No more than 3% of the fund’s net assets may be invested in investments that, at the time of purchase, were not rated in the highest category or determined to be of comparable quality.

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The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

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• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

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Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

• Focus of investments. (Putnam Money Market Fund only). The fund may invest without limit in money market investments from the banking industry. The fund’s shares may be more vulnerable to decreases in value than those of money market funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

• Liquidity. (Putnam Money Market Fund only). The fund maintains certain minimum liquidity standards, including that:

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– the fund may not purchase a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity,

– the fund may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity and

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– the fund may not purchase an illiquid security (a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to it by the fund) if, immediately

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after purchase, the fund would have invested more than 5% of its total assets in illiquid securities.

Foreign investments

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Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

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– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

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– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value a fund’s foreign investments.

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– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

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– Sovereign issuers: The willingness and ability of issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation and investments in emerging markets countries may be more volatile and less liquid than U.S.

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investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. For Putnam Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollar.

Derivatives (except for Putnam Money Market Fund)

An underlying fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivative positions, the values of which may move in the opposite direction from the price of the underlying investment pool of investments, index or currency. The risk of loss from certain short derivatives positions is theoretically unlimited. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease an underlying fund’s exposure to long or short term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, for Putnam Dynamic Asset Allocation Growth Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Conservative Fund, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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For Putnam Absolute Return 100, 300, 500 and 700 Funds, we intend to employ leverage through the use of derivatives.

Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed-income strategies and sectors, and the Absolute Return 500 and 700 Funds’ decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

Real estate investment trusts (REITs). For Putnam Absolute Return 500 and 700 Funds. A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

Commodity-linked notes. For Putnam Absolute Return 500 and 700 Funds. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities,

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including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

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• Other investments. In addition to the main investment strategies described above, an underlying fund may make other types of investments, such as investments in preferred stocks, convertible securities, hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index) and investments in bank loans. An underlying fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of a fund’s assets using alternative strategies, such as taking defensive positions, that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause an underlying fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

• Changes in policies. The Trustees may change a fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently a fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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• Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s full portfolio holdings may be viewed monthly beginning approximately 15 days after the end of each month. With the exception of Putnam Money Market Fund, each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. For Putnam Money Market Fund, the fund’s portfolio holdings and related portfolio information may be viewed monthly beginning no later than 5 business days after the end of each month. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

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Who oversees and manages the funds?

The funds’ Trustees

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As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Management.

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The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of a fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

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The funds’ investment manager

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The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for the fund and managing the funds’ other affairs and business. The basis for the Trustees’ approval of the funds’ management contract and the sub-management contract described below is discussed in each fund’s annual report to shareholders dated July 31, 2012. The funds pay no management fee to Putnam Management. However, Putnam Management receives management fees from the underlying funds. Because the management fees paid to Putnam Management by the underlying funds vary, there may be a conflict in establishing and adjusting each fund’s target percentage allocations among the underlying funds between the interests of the funds and Putnam Management’s economic interest.

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not a fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

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Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Portfolio managers	Joined funds	Employer	Positions over past five years

Jeffrey Knight	2004*	Putnam Management	Head of Global Asset Allocation
		1993 – Present	Previously, Deputy Head
of Investments and Chief
Investment Officer of Global
Asset Allocation
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James Fetch	2012	Putnam Management	Portfolio Manager
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Robert Kea	2004*	Putnam Management	Portfolio Manager
1989 – Present

Joshua Kutin	2011	Putnam Management	Portfolio Manager
		1998 – Present	Previously, Analyst

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Portfolio managers	Joined funds	Employer	Positions over past five years

Robert Schoen	2004*	Putnam Management	Portfolio Manager
		1997 – Present

Jason Vaillancourt	2012	Putnam Management	Portfolio Manager
		1999 – Present

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* Jeffrey Knight, Robert Kea and Robert Schoen joined RetirementReady 2050 Fund and RetirementReady 2055 Fund in 2005 and 2010, respectively, upon the date of each fund’s commencement of operations.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying funds in which it invests. For a description of the circumstances under which the underlying funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds’ prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

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Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

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Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

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• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

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Which class of shares is best for me?

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This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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• How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000 ($100,000 and $50,000, respectively, for Lifestyle 1).

• Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 5.75% (4.00% for Lifestyle 1)

• Lower sales charges available for investments of $50,000 ($100,000 for Lifestyle 1) or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

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• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 ($500,000 for Lifestyle 1) or more. Investors considering cumulative purchases of $1,000,000 ($500,000 for Lifestyle 1) or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

• Initial sales charge of up to 3.50 (3.25% for Lifestyle 1)

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 0.65% (0.40% for Lifestyle 1) may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

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• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 ($500,000 for Lifestyle 1) or more. Investors considering cumulative purchases of $1,000,000 ($500,000 for Lifestyle 1) or more should consider whether class A shares would be more advantageous and consult their financial representative.

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

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• Lower annual expenses, and higher dividends, than class B, C or M shares for all funds except Lifestyle 1 and class B and C shares for Lifestyle 1, because of lower 12b-1 fees

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• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;

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Prospectus 87

• clients of a financial representative who are charged a fee for consulting or similar services;

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• corporations, endowments and foundations that have entered into an arrangement with Putnam;

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds; and

• current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares would convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

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For all funds except Putnam Retirement Income Fund Lifestyle 1

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Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:
Amount of purchase at	Net amount	Offering	Net amount	Offering
offering price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

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Putnam Retirement Income Fund Lifestyle 1

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Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:
Amount of purchase at	Net amount	Offering	Net amount	Offering
offering price ($)	invested	price**	invested	price**

Under 50,000	4.17%	4.00%	3.36%	3.25%
50,000 but under 100,000	4.17	4.00	2.30	2.25
100,000 but under 250,000	3.36	3.25	1.27	1.25
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation

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on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares

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shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

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• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The funds also reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%
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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million ($500,000 for Lifestyle 1) or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% (0.40% for Lifestyle 1) may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

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Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

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• Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than

92 Prospectus

seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

• Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

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Policy on excessive short-term trading

• Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in each fund’s shares, the fund may experience increased cash volatility, which could require each fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase each fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

When the fund invests in underlying funds that invest in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When an underlying fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies or lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the markets for securities of smaller companies and lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture

Prospectus 93

this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

A fund may be adversely affected when an underlying fund in which it invests is harmed by excessive short-term trading.

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• Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and the funds Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on each fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or the fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. Each fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or each fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or

94 Prospectus

other investment products, and may aggregate activity in multiple accounts under common ownership or control. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

• Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with each fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

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Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and

Prospectus 95

services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. Each fund’s 12b-1 plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% (0.50% for Lifestyle 1) and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of a fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under the heading Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

96 Prospectus

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2011 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

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• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

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Prospectus 97

Fund distributions and taxes

Each fund except Lifestyle 1 distributes any net investment income and any net realized capital gains annually. Lifestyle 1 declares a dividend monthly based on our projections of its estimated net income and normally distributes any net investment income monthly and any net realized capital gains annually.

You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

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For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that a fund owned for one year or less are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the funds properly report to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of your fund or other Putnam funds.

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Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

98 Prospectus

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution, because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

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A fund’s investments in underlying funds could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

An underlying fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, a fund’s return on its investment in such underlying fund would be decreased.

A fund may be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne with respect to foreign securities income earned by the fund or by any underlying funds and passed through to the fund. If a fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. However, even if a fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

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Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

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The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

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Prospectus 99

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

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INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

			Net realized									Ratio of net
			and								Ratio of	investment
	Net asset	Net	unrealized		From	From				Net assets,	expenses	income (loss)
	value,	investment	gain	Total from	net	net realized		Net asset	Total return	end of	to average	to average
	beginning	income	(loss) on	investment	investment	gain on	Total	value, end	at net asset	period (in	net assets	net assets	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	investments	distributions	of period	value (%) [b]	thousands)	(%) [c,d]	(%) [d]	turnover (%)

Class A
July 31, 2012	$10.09	.02	(.02)	— [e]	(.26)	(.10)	(.36)	$9.73	.34	$312.25		.26	167
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53*	179	.17*	(.01)*	101*

Class B
July 31, 2012	$10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	$9.72	(.44)	$12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03*	17	.67*	1.13*	101*

Class C
July 31, 2012	$10.05	(.06)	— [e]	(.06)	(.24)	(.10)	(.34)	$9.65	(.36)	$36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03*	15	.67*	1.58*	101*

Class M
July 31, 2012	$10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	$9.72	(.10)	$11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16*	12	.50*	2.02*	101*

Class R
July 31, 2012	$10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	$9.72	.10	$15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40*	11	.33*	2.23*	101*

Class Y
July 31, 2012	$10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	$9.76	.62	$201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76*	28	—	1.73*	101*

See page 120 for notes to financial highlights.

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100 Prospectus	Prospectus 101

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)
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Class A
July 31, 2012	$12.86	.02	.15	.17	(.45)	—	(.45)	—	$12.58	1.60	$3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	—	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151

Class B
July 31, 2012	$12.76	(.06)	.13	.07	(.38)	—	(.38)	—	$12.45	.82	$144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	—	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151

Class C
July 31, 2012	$12.68	(.07)	.15	.08	(.37)	—	(.37)	—	$12.39	.84	$115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	—	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151

Class M
July 31, 2012	$12.74	(.06)	.19	.13	(.16)	—	(.16)	—	$12.71	1.13	$18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	—	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151

Class R
July 31, 2012	$12.72	(.01)	.14	.13	(.44)	—	(.44)	—	$12.41	1.28	$1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	—	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151

Class Y
July 31, 2012	$12.91	.05	.15	.20	(.49)	—	(.49)	—	$12.62	1.83	$2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	—	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151

See page 120 for notes to financial highlights.

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102 Prospectus	Prospectus 103

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)
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Class A
July 31, 2012	$14.37	.04	.16	.20	(.43)	—	(.43)	—	$14.14	1.62	$6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	—	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— [e]	17.10	(13.88)	14,332.34		1.21	134

Class B
July 31, 2012	$13.32	(.07)	.15	.08	(.34)	—	(.34)	—	$13.06	.84	$215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	—	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— [e]	16.25	(14.52)	158	1.09	.45	134

Class C
July 31, 2012	$13.42	(.07)	.16	.09	(.35)	—	(.35)	—	$13.16	.84	$62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	—	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— [e]	16.39	(14.52)	20	1.09	.40	134

Class M
July 31, 2012	$14.08	(.03)	.16	.13	(.40)	—	(.40)	—	$13.81	1.14	$13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	—	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	134

Class R
July 31, 2012	$14.68	.01	.16	.17	(.41)	—	(.41)	—	$14.44	1.36	$1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	—	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	134

Class Y
July 31, 2012	$16.77	.07	.20	.27	(.47)	—	(.47)	—	$16.57	1.86	$3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [e]	19.33	(13.66)	7,181.09		1.29	134

See page 120 for notes to financial highlights.

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104 Prospectus	Prospectus 105

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$15.59	.06	.17	.23	(.34)	—	(.34)	—	$15.48	1.65	$8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	—	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— [e]	17.50	(13.48)	20,919.34		1.44	134

Class B
July 31, 2012	$14.56	(.05)	.16	.11	(.25)	—	(.25)	—	$14.42	.92	$456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	—	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— [e]	16.67	(14.12)	338	1.09	.50	134

Class C
July 31, 2012	$14.49	(.04)	.16	.12	(.28)	—	(.28)	—	$14.33	.96	$163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	—	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— [e]	16.65	(14.11)	30	1.09	.57	134

Class M
July 31, 2012	$14.77	(.05)	.20	.15	(.21)	—	(.21)	—	$14.71	1.15	$26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	—	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— [e]	16.82	(13.90)	9.84		.88	134

Class R
July 31, 2012	$15.95	.02	.19	.21	(.32)	—	(.32)	—	$15.84	1.46	$2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	—	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— [e]	17.89	(13.68)	499.59		.98	134

Class Y
July 31, 2012	$17.91	.09	.22	.31	(.39)	—	(.39)	—	$17.83	1.92	$3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	—	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [e]	19.63	(13.26)	9,917.09		1.50	134

See page 120 for notes to financial highlights.


106 Prospectus	Prospectus 107

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$16.01	.09	.15	.24	(.42)	—	(.42)	—	$15.83	1.73	$13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	—	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— [e]	17.02	(12.79)	29,945.34		1.65	127

Class B
July 31, 2012	$14.89	(.02)	.14	.12	(.33)	—	(.33)	—	$14.68	.97	$642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	—	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— [e]	16.07	(13.46)	486	1.09	.85	127

Class C
July 31, 2012	$14.91	(.01)	.13	.12	(.33)	—	(.33)	—	$14.70	.94	$264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	—	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— [e]	16.10	(13.45)	108	1.09	.78	127

Class M
July 31, 2012	$15.14	(.06)	.24	.18	—	—	—	—	$15.32	1.19	$32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	—	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— [e]	16.25	(13.23)	53.84		1.08	127

Class R
July 31, 2012	$15.45	.05	.14	.19	(.40)	—	(.40)	—	$15.24	1.46	$2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	—	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— [e]	16.57	(13.01)	500.59		1.28	127

Class Y
July 31, 2012	$18.35	.14	.18	.32	(.47)	—	(.47)	—	$18.20	1.97	$6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	—	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [e]	19.14	(12.61)	17,989.09		1.77	127

See page 120 for notes to financial highlights.


108 Prospectus	Prospectus 109

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$16.22	.15	.14	.29	(.35)	—	(.35)	—	$16.16	1.95	$17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	—	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— [e]	16.85	(12.03)	38,938.34		1.93	122

Class B
July 31, 2012	$15.47	.04	.12	.16	(.25)	—	(.25)	—	$15.38	1.18	$1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	—	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— [e]	16.17	(12.70)	687	1.09	1.07	122

Class C
July 31, 2012	$15.50	.04	.13	.17	(.26)	—	(.26)	—	$15.41	1.20	$550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	—	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— [e]	16.24	(12.72)	118	1.09	1.03	122

Class M
July 31, 2012	$15.52	— [e]	.22	.22	—	—	—	—	$15.74	1.42	$76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	—	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— [e]	16.20	(12.49)	691.84		1.38	122

Class R
July 31, 2012	$15.43	.11	.13	.24	(.34)	—	(.34)	—	$15.33	1.70	$4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	—	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— [e]	16.19	(12.28)	704.59		1.57	122

Class Y
July 31, 2012	$18.31	.21	.16	.37	(.40)	—	(.40)	—	$18.28	2.21	$6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	—	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [e]	18.74	(11.84)	25,779.09		2.09	122

See page 120 for notes to financial highlights.


110 Prospectus	Prospectus 111

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$17.36	.26	.15	.41	(.56)	—	(.56)	—	$17.21	2.62	$24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	—	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	— [e]	17.78	(11.07)	46,218.34		2.18	118

Class B
July 31, 2012	$16.31	.13	.14	.27	(.46)	—	(.46)	—	$16.12	1.85	$869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	—	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	— [e]	16.80	(11.74)	928	1.09	1.40	118

Class C
July 31, 2012	$16.35	.13	.14	.27	(.48)	—	(.48)	—	$16.14	1.83	$631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	—	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	— [e]	16.87	(11.74)	151	1.09	1.39	118

Class M
July 31, 2012	$16.54	.18	.13	.31	(.48)	—	(.48)	—	$16.37	2.09	$137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	—	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	— [e]	16.96	(11.53)	120.84		1.67	118

Class R
July 31, 2012	$16.32	.21	.14	.35	(.54)	—	(.54)	—	$16.13	2.41	$3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	—	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	— [e]	16.91	(11.30)	697.59		1.77	118

Class Y
July 31, 2012	$17.45	.30	.15	.45	(.62)	—	(.62)	—	$17.28	2.85	$8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	—	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [e]	17.87	(10.85)	34,366.09		2.32	118

See page 120 for notes to financial highlights.


112 Prospectus	Prospectus 113

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$16.45	.30	.14	.44	(.70)	—	(.70)	—	$16.19	2.97	$25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	—	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— [e]	17.01	(9.55)	53,340.34		2.58	115

Class B
July 31, 2012	$15.90	.18	.13	.31	(.61)	—	(.61)	—	$15.60	2.17	$943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	—	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— [e]	16.46	(10.26)	794	1.09	1.75	115

Class C
July 31, 2012	$15.95	.18	.13	.31	(.61)	—	(.61)	—	$15.65	2.19	$856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	—	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— [e]	16.55	(10.24)	236	1.09	1.77	115

Class M
July 31, 2012	$16.14	.24	.11	.35	(.61)	—	(.61)	—	$15.88	2.40	$133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	—	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— [e]	16.56	(10.03)	440.84		2.03	115

Class R
July 31, 2012	$15.89	.26	.13	.39	(.68)	—	(.68)	—	$15.60	2.71	$3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	—	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— [e]	16.57	(9.78)	612.59		2.17	115

Class Y
July 31, 2012	$18.19	.40	.13	.53	(.75)	—	(.75)	—	$17.97	3.22	$3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	—	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— [e]	18.61	(9.33)	35,542.09		2.76	115

See page 120 for notes to financial highlights.


114 Prospectus	Prospectus 115

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$16.93	.29	.10	.39	(.81)	—	(.81)	—	$16.51	2.57	$20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	—	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— [e]	18.14	(6.78)	62,496.34		3.25	109

Class B
July 31, 2012	$16.45	.19	.07	.26	(.71)	—	(.71)	—	$16.00	1.82	$458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	—	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— [e]	17.63	(7.48)	465	1.09	2.48	109

Class C
July 31, 2012	$16.44	.21	.05	.26	(.71)	—	(.71)	—	$15.99	1.81	$439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	—	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— [e]	17.69	(7.47)	363	1.09	2.47	109

Class M
July 31, 2012	$16.63	.20	.11	.31	(.65)	—	(.65)	—	$16.29	2.06	$145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	—	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— [e]	17.78	(7.24)	499.84		2.71	109

Class R
July 31, 2012	$16.40	.25	.09	.34	(.79)	—	(.79)	—	$15.95	2.32	$2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	—	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— [e]	17.75	(7.02)	340.59		2.96	109

Class Y
July 31, 2012	$16.99	.35	.08	.43	(.87)	—	(.87)	—	$16.55	2.84	$1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	—	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— [e]	18.22	(6.54)	27,832.09		3.47	109

See page 120 for notes to financial highlights.


116 Prospectus	Prospectus 117

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
July 31, 2012	$16.30	.28	.09	.37	(.28)	—	(.28)	—	$16.39	2.35	$18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	—	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	—	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— [e]	16.85	(3.37)	14,607.34		3.89	139

Class B
July 31, 2012	$16.30	.17	.08	.25	(.21)	—	(.21)	—	$16.34	1.59	$187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	—	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	—	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— [e]	16.88	(4.12)	43	1.09	3.03	139

Class C
July 31, 2012	$16.34	.15	.10	.25	(.21)	—	(.21)	—	$16.38	1.58	$536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	—	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	—	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— [e]	16.91	(4.06)	1	1.09	3.14	139

Class M
July 31, 2012	$16.34	.24	.09	.33	(.24)	—	(.24)	—	$16.43	2.10	$317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	—	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	—	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— [e]	16.89	(3.87)	125.84		3.54	139

Class R
July 31, 2012	$16.30	.25	.07	.32	(.24)	—	(.24)	—	$16.38	2.05	$1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	—	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	—	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— [e]	16.85	(3.62)	155.59		3.63	139

Class Y
July 31, 2012	$16.35	.34	.07	.41	(.32)	—	(.32)	—	$16.44	2.60	$992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	—	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	—	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— [e]	16.90	(3.12)	7,191.09		4.13	139

See page 120 for notes to financial highlights.


118 Prospectus	Prospectus 119

Financial highlights (Continued)

* Not annualized.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets:


	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08

Putnam RetirementReady 2055 Fund	7.30%	23.04%	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund	0.15	0.22	0.13%	0.06%	0.05%

Putnam RetirementReady 2045 Fund	0.12	0.18	0.08	0.02	0.02

Putnam RetirementReady 2040 Fund	0.12	0.17	0.08	0.02	0.01

Putnam RetirementReady 2035 Fund	0.11	0.08	0.08	0.02	0.01

Putnam RetirementReady 2030 Fund	0.11	0.08	0.08	0.02	0.01

Putnam RetirementReady 2025 Fund	0.10	0.08	0.08	0.02	0.01

Putnam RetirementReady 2020 Fund	0.10	0.08	0.08	0.01	0.01

Putnam RetirementReady 2015 Fund	0.11	0.07	0.07	0.01	<0.01

Putnam Retirement Income Fund Lifestyle 1	0.12	0.07	0.25	0.01	<0.01


e Amount represents less than $0.01 per share.

120 Prospectus


Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

A short-term trading fee of 1.00% may apply to exchanges of certain fund shares within the time period specified in the applicable fund’s prospectus.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Prospectus 121

Dividends plus

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

Statement of intention

You may reduce a front-end sales charge by agreeing to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $50,000 or $100,000. Whenever you make an investment under this arrangement, you or your financial representative should notify Putnam Investor Services that a Statement of Intention is in effect.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll free at 1-800-225-1581.


122 Prospectus

For more information about Putnam RetirementReady Funds

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about a fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-21598

Prospectus 123

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP097 278054 11/12 Putnam Retail Management

PUTNAM RETIREMENTREADY® FUNDS

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

2055 Fund	--	--	--	--	--	--
2050 Fund	--	--	--	--	--	--
2045 Fund	PRVLX	--	--	--	--	PRVYX
2040 Fund	PRRZX	--	--	--	--	PRZZX
2035 Fund	PRRWX	--	--	--	--	PRRYX
2030 Fund	PRRQX	--	--	--	--	PRRTX
2025 Fund	PRROX	--	--	--	--	PRRPX
2020 Fund	PRRMX	--	--	--	--	PRRNX
2015 Fund	PRRHX	--	--	--	--	PRRLX
Retirement Income	PRMAX	PRMLX	PRMCX	PRMMX	PRMKX	PRMYX
Fund Lifestyle 1

FORM N-1A

PART B
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

November 30, 2012

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds' annual report or a prospectus dated 11/30/12, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.


I-1

Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
DISTRIBUTIONS	I-5
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL
STATEMENTS	I-33

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-54
MANAGEMENT	II-68
DETERMINATION OF NET ASSET VALUE	II-88
INVESTOR SERVICES	II-90
SIGNATURE GUARANTEES	II-94
REDEMPTIONS	II-94
SHAREHOLDER LIABILITY	II-94
DISCLOSURE OF PORTFOLIO INFORMATION	II-95
PROXY VOTING GUIDELINES AND PROCEDURES	II-97
SECURITIES RATINGS	II-97
CLAIMS - PAYING ABILITY RATINGS	II-100
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-105
APPENDIX B - FINANCIAL STATEMENTS	II-121

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

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Each of Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund and Putnam Retirement Income Fund Lifestyle 1 ("Lifestyle 1") is a diversified series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the "Trust"). A copy of the Amended and Restated Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to June 16, 2011, Lifestyle 1 was known as Putnam RetirementReady Maturity Fund.

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The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

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Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of such fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although a fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. Each fund has voluntarily undertaken to hold a shareholder meeting at least every five years. With the exception of 2055 Fund (which was formed on November 30, 2010), each fund’s most recent shareholder meeting was in 2009.

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INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (For the 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(b) (For all funds, except the 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

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(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the funds’ fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds’ investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

The following non-fundamental investment policy may be changed by the Trustees without shareholder approval:

(1) A fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

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DISTRIBUTIONS – Putnam Retirement Income Fund Lifestyle 1

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Each month Lifestyle 1 will declare a distribution in an amount equal to its projected net investment income which will be based upon Putnam Management's projections of dividends to be paid to Lifestyle 1 by the underlying funds during the period, adjusted for previously over- and under-distributed income, less projected expenses of Lifestyle 1 to be accrued for the period.

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CHARGES AND EXPENSES

Management fees

Under the Amended and Restated Management Contract with the Trust dated as of August 1, 2009, the funds do not pay a monthly management fee to Putnam Management.

Putnam Management also receives management fees from the underlying funds.

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For the past three fiscal years, pursuant to the management contract, the funds did not incur any fees.

Fund-specific expense limitation. Putnam Management has contractually agreed to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) through at least November 30, 2013. Please see “Management – The Management Contract – General expense limitation” in Part II of this SAI for a description of another expense limitation that may apply to a fund.

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Brokerage commissions

The funds do not pay brokerage commissions on their purchases and sales of the underlying funds.

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The fiscal 2012 portfolio turnover rate for 2055 Fund was higher than the fund’s prior fiscal year because fiscal year 2012 was the fund’s first full fiscal year of performance.

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The fiscal 2012 portfolio turnover rates for each of the funds, with the exception of 2055 Fund and Lifestyle 1, were lower than the funds' prior fiscal years due to fewer substitutions of underlying funds. Please see the Financial Highlights section of the funds' most recent shareholder report for further information about the funds' portfolio turnover over recent periods.

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Administrative expense reimbursement

The funds did not reimburse Putnam Management for administrative services during fiscal 2012.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund’s other affairs and business.

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The table below shows the value of each Trustee's holdings in the Trust and in all of the Putnam Funds as of December 30, 2011.

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Name of Trustee	Dollar range of Putnam	Aggregate dollar range of shares
	RetirementReady Funds	held in all of the Putnam funds
	shares owned	overseen by Trustee

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*Liaquat Ahamed	N/A	N/A

Ravi Akhoury	2015 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

Barbara M. Baumann	2030 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

Jameson A. Baxter	2020 Fund $10,001 $50,000	over $100,000
Lifestyle 1 $1-$10,000

Charles B. Curtis	2020 Fund $1 $10,000	over $100,000
Lifestyle 1 $1-$10,000

Robert J. Darretta	2025 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

*Katinka Domotorffy	N/A	N/A

John A. Hill	2050 Fund $10,001 $50,000	over $100,000
Lifestyle 1 $1-$10,000

Paul L. Joskow	2015 Fund $1-$10,000	over $100,000
2020 Fund $10,001-$50,000
Lifestyle 1 $1-$10,000

**Elizabeth T. Kennan	2045 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

Kenneth R. Leibler	2015 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

Robert E. Patterson	2020 Fund $10,001 $50,000	over $100,000
Lifestyle 1 $10,001 $50,000

George Putnam, III	2025 Fund $10,001 $50,000	over $100,000
Lifestyle 1 $10,001 $50,000

W. Thomas Stephens	2015 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

*** Robert L. Reynolds	2040 Fund $1-$10,000	over $100,000
Lifestyle 1 $1-$10,000

* Mr. Ahamed and Ms. Domotorffy were appointed to the Board of Trustees of the Putnam funds effective September 13, 2012.

** Dr. Kennan was re-appointed to the Board of Trustees of the Putnam funds effective January 1, 2012.

*** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person”.

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Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the fund are Trustees of all the Putnam funds and receive fees for their services.

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The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	9
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Board Policy and Nominating Committee	8
Brokerage Committee	4
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Contract Committee	9
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Distributions Committee	8
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Executive Committee	2
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Investment Oversight Committees
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Investment Oversight Committee A	8
Investment Oversight Committee B	8
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Pricing Committee	8

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The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the funds for fiscal 2012, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2011:

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COMPENSATION TABLE

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		Pension or retirement
	Aggregate	benefits
	compensation from	accrued as part of fund	Annual	Total
	each series of the	expenses from each	benefits from	compensation
	Putnam	series of the Putnam	all Putnam	from all
Trustees/Year	RetirementReady	RetirementReady	funds upon	Putnam funds
	Funds	Funds	retirement(1)	(2)

Liaquat Ahamed/2012(3)	N/A	N/A	N/A	N/A

Ravi Akhoury/2009	$0	N/A	N/A	$303,000

Barbara M. Baumann/2010(4)	0	N/A	N/A	$297,000

Jameson A. Baxter/1994(4)(7)	0	$0	$110,500	$365,500

Charles B. Curtis/2001	0	0	$113,900	$291,000

Robert J. Darretta/2007(4)	0	N/A	N/A	$303,000

Katinka Domotorffy/2012(3)	N/A	N/A	N/A	N/A

Myra R. Drucker/2004(4)(5)	0	N/A	N/A	$84,750

John A. Hill/1985(4)(7)	0	0	$161,700	$341,031

Paul L. Joskow/1997(4)	0	0	$113,400	$291,000

Elizabeth T. Kennan/1992(6)	0	0	$108,000	N/A

Kenneth R. Leibler/2006	0	N/A	N/A	$303,000

Robert E. Patterson/1984	0	0	$106,500	$303,000

George Putnam, III/1984	0	0	$130,300	$303,000

W. Thomas Stephens/1997(8)	0	0	$107,100	$303,000

Robert L. Reynolds/2008(9)	0	N/A	N/A	N/A
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(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

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(2) As of December 31, 2011, there were 108 funds in the Putnam family.

(3) Mr. Ahamed and Ms. Domotorffy were appointed to the Board of Trustees of the Putnam funds effective September 13, 2012 .

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Ms. Drucker retired from the Board of Trustees of the Putnam funds on January 30, 2011.

(6) Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees effective January 1, 2012. Upon her retirement, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. In connection with her re-appointment to the Board of Trustees, Dr. Kennan has agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee.

(7) Includes additional compensation to Mr. Hill and Ms. Baxter for service as Chair of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair, Board of Trustees of the Putnam funds on July 1, 2011.

(8) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-appointed to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-appointment to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(9) Mr. Reynolds is an “interested person” of the fund, Putnam Management and Putnam Retail Management.

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Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

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At October 31, 2012, the officers and Trustees of the funds as a group owned less than 1% of the outstanding shares of each class of the funds, except class Y of 2015 Fund, of which they owned 5.58%, class Y of 2020 Fund of which they owned 1.95%, class Y of 2025 Fund of which they owned 1.42%, class Y of 2050 Fund of which they owned 1.02% and class Y of Lifestyle 1 of which they owned 6.03% and, except as noted below, no person owned of record or to the knowledge of the funds, beneficially 5% or more of any class of shares of a fund.

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Putnam RetirementReady 2015 Fund

Class	Shareholder name and address	Percentage owned

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	GREAT WEST TRUST COMPANY, LLC-RECORDKEEPER
	for various plans
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	17.21%

A*	UGL SERVICES UNICCO OPERATIONS	8.30%

	WELLS FARGO ADVISORS
	FBO Customer Accounts
	2801 Market Street
B	Saint Louis, MO 63103	10.92%

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	UMB BANK NA C/F
	FBO Marcia K. Kaminker
	81 Davidson S Mill Rd
B	N. Brunswick, NJ 08902	10.90%

	UMB BANK NA C/F
	FBO Marcia K. Kaminker
	81 Davidson S Mill Rd
B	N. Brunswick, NJ 08902	10.62%

	PATRICIA BOOZER
	3444 Sherrod Drive SW
B	Marietta, GA 30060-6169	6.97%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington Blvd
B	Jersey City, NJ 07310-2010	5.51%

	BEAVERCREEK CITY SCHOOLS
	A/C Erin E. Klingler
	1646 Turner Rd
C	Xena, OH 45385	13.69%

	WRIGHT STATE UNIVERSITY
	A/C John L. Bale
	10223 Simms Station Road
C	Dayton, OH 45458-9528	11.52%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington Blvd
C	Jersey City, NJ 07310-2010	9.94%

	WELLS FARGO ADVISORS
	FBO Customer Accounts
	2801 Market Street
C	Saint Louis, MO 63103	9.42%

	PERSHING LLC
	1 Pershing Plaza	9.24%
C	Jersey City, NJ 07399

	JUDY SMIITH
	57 Mill Street	7.16%
C	East Haven, CT 06512

	BRIIDGWATER RAYNHAM REG SCH DISTRICT
	A/C Marla Harrington Sohegan
	233 Hornbine Road
C	Rehoboth, MA 02769	7.13%

	BEAVERCREEK CITY SCHOOLS
	A/C Caye Black
	2011 Wentworth Village Drive
C	Bellbrook, OH 45385	5.77%

	JOYCE WEBB SHANOWER & ALISA SEDACCA
	Bene of Frank Shanower SEP IRA
	6305 Buckingham Place
M	Cumming, GA 30040	19.59%

	STEVEN ARIZAGA
	6734 E. Mission Street
M	Yuma, AZ 85365	14.23%

	JACK HALLACK
	10120 Arrowhead Dr. Apt 7
M	Jacksonville, FL 32257	8.34%

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	CARBONDALE ELEM SCHOOL DISTRICT No 956
	A/C Margaret L. Mayberry
	7843 Giant City Road
	PO Box 2941
M	Carbondale, IL 62902	8.28%

	HERMAN ZELLER
	1941 Pamela Street
M	Oxnard, CA 93036	7.05%

	AMERITRADE INC FBO
	PO Box 2226
M	Omaha, NE 68102-2226	6.96%

	ROBIN BODKINS
	PO Box 1148
M	Kingman, AZ 86402	6.23%

	PETER SHKRUTZ
	1 Birch Street
M	Milltown, NJ 08850	5.49%

	GREAT WEST TRUST CO. .-RECORDKEEPER
	for various plans
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	37.12%

	MG TRUST COMPANY CUST FBO
	Silver Lake Construction Inc
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	16.26%

	ING NATIONAL TRUST FBO
	1 Orange Way
R	Windsor, CT 06095	5.62%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	73.03%

	GREAT WEST TRUST COMPANY, LLC-EXECUTIVE DCP
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	17.65%

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Putnam RetirementReady 2020 Fund

Class	Shareholder name and address	Percentage owned

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	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	20.81%

A*	UGL SERVICES UNICCO OPERATIONS	10.25%

	JEWISH SENIOR LIFE
	A/C Daniel Katz
	438 Sundance Trl
B	Webster, NY 14580	9.28%

	JOHNSON CITY SCHOOL DISTRICT
	A/C Cathy M. Botts
	109 Chestnut Ridge Dr.
B	Jonesborough, TN 37659-7457	7.97%

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	CONNETQUOT SCHOOL OF ISLIP
	A/C Jane E. Murphy
	12 Franklin Road
B	Oakdale, NY 11769-2223	7.07%

	DELHI UNIFIED SCHOOL DISTRICT
	A/C Regina E. Fagundes
	3425 W. Main Street
B	Turlock, CA 95380	5.36%

	MICHELE MCGRATH
	425 Silver Avenue
B	Willow Grove, PA 19090	5.16%

	WELLS FARGO ADVISORS
	Special Custody Acct For the Exclusive Benefit of its Customers
	2801 Market St
C	Saint Louis, MO 63103	17.75%

	MARK HALL
	5121 N Bank Road
C	Crescent City, CA 955231	8.81%

	FAIR FIELD BOARD OF EDUCATION
	A/C Eileen Frankel
	9 Katy Lane
C	Norwalk, CT 06851	6.75%

	BEAVERCREEK CITY SCHOOLS
	A/C Sharon Geise
	542 Colonial Drive
C	Beavercreek, OH 45434	5.88%

	FINKLESTEIN MEMORIAL LIBRARY
	A/C Evelyn Daks
	302 Concord Drive
C	New City, NY 10956	5.11%

	BARBARA M. TOTH
	2151 Chinook Dr.
M	Kingman, AZ 86401-6509	22.51%

	JEAN REEVES
	PO Box 215
M	Chloride, AZ 86431-0215	9.60%

	ALBERT BARKER
	PO Box 703
M	Bordertown, NJ 08505	9.43%

	MARY ANN SEDICH
	2115 Robinson Ave
M	Kingman, AZ 86401-4749	6.36%

	ALBERT BARKER
	PO Box 703
M	Bordertown, NJ 08505	6.20%

	BARBARA SCHENCK
	705 E Drake Rd; Apt 50
M	Fort Collins, CO 80525	6.73%

	CALIFORNIA STATE UNIVERSITY FULLERTON
	A/C Brett Fisher
	1548 E. Brookdale Pl
M	Fullerton, CA 92831	5.66%

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	GREAT WEST TRUST COMPANY, LLC-RECORDKEEPER
	for various plans
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	47.16%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	87.18%

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Putnam RetirementReady 2025 Fund

Class	Shareholder name and address	Percentage owned

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	GREAT WEST TRUST COMPANY, LLC-RECORDKEEPER
	for various plans
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	24.36%

A*	UGL SERVICES UNICCO OPERATIONS CO	9.66%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington BLVD
A	Jersey City, NJ 07310	8.37%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington BLVD
B	Jersey City, NJ 07310	12.71%

	MEMORIAL MEDICAL CENTER (IL)
	A/C Kathy S. Lee
	2500 E. Lake Shore Dr.
B	Springfield, IL 62712-5500	9.36%

	BEAVERCREEK CITY SCHOOLS
	A/C Mary K. Hunsaker
	1837 Andrea Circle
C	Beavercreek, OK 45432-2368	15.93%

	NORTH DAKOTA STATE UNIVERSITY
	A/C Charlene D. Goodyear
	2218 7th Street N
C	Fargo, ND 58102	8.08%

	BEAVERCREEK CITY SCHOOLS
	A/C Carol M. Wade
	3544 Knollwood Dr
C	Beavercreek, OK 45432-2318	7.43%

	IRINA KATS
	130 Bellwood Drive
C	Langhorne, PA 19053	6.11%

	ROSEMAN DENTAL
	A/C Judith Vivian
	1075 Balsam Way
C	Blue Bell, PA 19422	6.09%

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	FRONTIER TRCO FBO
	Debra Sutton P.A. 401(k) plan
	PO Box 10758
C	Fargo, ND 58106	5.95%

	H. FELDE TOOL & MACHINE CO.
	A/C Edgar Soler
	608 Prince Street
C	Pekin, IL 615540	5.54%

	DAVID SAYERS
	39 Commonwealth Avenue
M	Haverhill, MA 01830	34.17%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington Street
M	Jersey City, NJ 07310	19.37%

	BETSY MCCARTHY
	28 Carl Ave
M	Eighty Four, PA 15330	8.84%

	BETSY MCCARTHY BENEFIT OF ZIGMOND ROSKOWSKI
	28 Carl Ave
M	Eighty Four, PA 15330	8.63%

	HERMAN ZELLER
	1941 Pamela Street
M	Oxnard, PA 93036	5.39%

	GREAT WEST TRUST COMPANY, LLC-RECORDKEEPER
	for various plans
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	25.82%

	MG TRUST COMPANY CUST FBO
	Journey Communications
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	11.01%

	MG TRUST COMPANY CUST FBO
	Escoe Companies
	700 17th St., Ste. 300
R	Denver, CO 80202-353112.95	7.97%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	86.77%

	PERSHING LLC
	1 Pershing Plaza
Y	Jersey City, NJ 07399	7.12%

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Putnam RetirementReady 2030 Fund

Class	Shareholder name and address	Percentage owned

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	GREAT WEST TRUST COMPANY, LLC-RECORDKEEPER
	for various plans
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	19.85%

A*	UGL SERVICES UNICCO OPERATIONS CO	11.66%

	PERSHING LLC
	P.O. Box 2052
B	Jersey City, NJ 07303-2052	14.30%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington BLVD
B	Jersey City, NJ 07310	9.21%

	MICHAEL FLAHERTY
	6103 Gulick Rd
B	Naples, NY 14512	7.35%

	DANIELA REYNOLDS
	12 Shackamaxon Drive
B	Hamilton Sq, NJ 08690	5.12%

	ROSENMAN DENTAL
	A/C Peter Rosenman
	328 Greenbank Rd.
C	Bryn Mawr, PA 19010-1619	16.48%

	BEAVERCREEK CITY SCHOOLS
	A/C Staci Auer
	4286 Bristol DR
C	Beavercreek, OH 45440	11.56%

	CVS Thoracic & Cardiovascular
	A/C John Limoli
	11743 W 27th Drive
C	Lakewood, CO 80215	7.34%

	MELISSA MCGINNESS
	Beneficiary of John McClary
	1586 Midvale Ave
C	Los Angeles, CA 90024	7.17%

	BEAVERCREEK CITY SCHOOLS
	A/C Tammy L. Horney
	7700 Tanyard Rd
C	Yellow Spgs, OH 45387	5.43%

	NFS LLC FBO CUSTOMERS
	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington BLVD
M	Jersey City, NJ 07310	24.70%

	KEANSBURG BOARD OF EDUCATION
	A/C Catherine Callaghan
	PO Box 547
M	Red Bank, NJ 07701	17.43%

	DAVID PINCKLEY
	2622 Toyon Way
M	Yuba City, CA 95993	14.50%

I-17

	BARBARA BOYD
	4060 Vitobello CT
M	Kingman AZ 86401	10.64%

	STEVEN ARIZAGA
	For Kennedy Arizaga
	6734 E. Mission Street
M	Yuma, AZ 85365	7.85%

	CHRISTOPHER LYNCH
	451 Broadway
M	Lynn, MA 01904	7.62%

	STEP
	A/C Folly Nelson
	PO Box 121
M	Grass Range, MT 59032	6.29%

	GREAT WEST TRUST COMPANY, LLC-RECORDKEEPER
	for various plans
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	27.95%

	ING NATIONAL TRUST FBO
	1 Orange Way
R	Windsor, CY 06095	12.78%

	MG TRUST COMPANY CUST FBO
	Midwest Maintenance Co Inc.
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	10.26%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	89.34%


Putnam RetirementReady 2035 Fund

Class	Shareholder name and address	Percentage owned


A*	UGL SERVICES UNICCO OPERATIONS CO0.	16.787%

	GREAT-WEST TRUST CO.
	Recordkeeping for various beneficiaries
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	13.47%

	NFS LLC FBO CUSTOMERS
	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington BLVD
A	Jersey City, NJ 07310	8.54%

	PERSHING LLC
	P.O. Box 2052
B	Jersey City, NJ 07303-2052	10.40%

	PERI A HOROWITZ
	915 E 17th Street, Apt 616
B	Brooklyn, NY 11229	6.08%

	PATRICK KEENAN
	785 Keller Pkwy
B	Saint Paul, MN 55117	6.04%

I-18

	JABE KILE
	220 Woodmont Dr
B	Camillus, NY 13031	5.96%

	LAURIE FERGER
	220 Woodmont Dr
B	Camillus, NY 13031	5.90%

	MG TRUST COMPANY CUST FBO
	Gartner Anesthesia PLLC
	700 17th St., Ste. 300
C	Denver, CO 80202-3531	24.98%

	MERRITT SWARTLEY
	3684 N Sawgrass Way
C	Boise, ID 83704	10.39%

	AMERICAN ENTERPRISE INVESTMENTS
	P.O. Box 9446
C	Minneapolis MN 55474-0001	6.01%

	SAN DIEGO UNIFIED SCHOOL DIST.
	A/C Christine Madrid
	4714 Pescadero Ave
C	San Diego, CA 92107	5.64%

	PUTNAM LLC
	One Post Office Sq.
M	Boston, MA 02109-2106	57.53%

	MATTHEW ASH
	10113 E Avondale Cir
M	Ypslanti, MI 48198	14.05%

	SCHOOL DISTRICT OF REEDSBURG
	A/C Erica Gronley
	1599 Hemlock Drive
M	Reedsburg, WI 53959	12.14%

	TERRI HOLM
	12732 Oak Knoll Road
M	Poway, CA 92064	6.16%

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	23.99%

	MG TRUST COMPANY CUST
	HIS Pharmacy
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	11.29%

	MG TRUST COMPANY CUST
	One Fish Two Fish Inc Employees
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	7.42%

	MG TRUST COMPANY CUST
	United Smiles PC
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	6.89%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	96.02%


I-19

Putnam RetirementReady 2040 Fund

Class	Shareholder name and address	Percentage owned


	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.	23.06%
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002

A*	UGL SERVICES UNICCO OPERATIONS CO	8.14%

A*	SUIT KOTE CORPORATION	5.21%

	PERSHING LLC
	P.O. Box 2052
B	Jersey City, NJ 07303-2052	11.08%

	CRAIG ECKER
	2121 Woodlawn Ave
B	Glenside, PA 19038	9.44%

	MICHAEL BORKOWSKI
	723 King Way
B	Warminster, PA 18974	7.98%

	SUTTER COUNTY SUP OF SCHS OFFICE
	A/C Mary A. Morgan
	1436 Coughlin Ct.
B	Yuba City, CA 95993-8705	7.22%

	SHOSHANNA VALLIERE
	635 Pen Ambler Road
B	Ambler, PA 19002	6.71%

	EDWARD D. JONES & CO.
	201 Progress Parkway
C	Maryland Heights, MO 63040	12.07%

	JEFFREY CARVER
	225 Glen Road
C	Camp Hill, PA 17011	10.62%

	DIABETES MANAGEMENT & SUPPLIES
	A/C Terry K. Miller
	2213 Haring Rd
C	Metairie, LA 70001	8.66%

	ROSEMAN DENTAL
	A/C Jordan Arena
	2993 Runnymede Dr
C	Plymouth Mtng, PA 19462	6.47%

	CHERYL CROCKETT
	2626 Glenwood Rd
C	Columbia, SC 29204	6.19%

	BEAVERCREEK CITY SCHOOLS
	A/C Lindsay Knopp
	1218 English Bridle Ct
C	Dayton, OH 45458	5.03%

	KEANSBURG BOARD OF EDUCATION
	A/C Dana Florio
	111 East Road
M	Belford, NJ 07718	28.36%

I-20

	PHOENIX DATA SYSTEMS
	A/C Sushma Krishnaswamy
	398 Daylily Dr
M	Rochester Hills, MI 48307	24.83%

	KEANSBURG BOARD OF EDUCATION
	A/C Danielle Acconzo
	12 Ninth Street
M	West Keansburg, NJ 07734	8.99%

	KEANSBURG BOARD OF EDUCATION
	A/C Tara Kukulski
	434 Middlewood Road
M	Middletown, NJ 07748	7.87%

	MARY LOWELL
	3451 N Apache St
M	Kingman, AZ 86401	7.74%

	KEANSBURG BOARD OF EDUCATION
	A/C Theresa Konior
	2 Addison Rd
M	Howell, NJ 07731	7.09%

	TOWNSHIP HIGH SCHOOL DIST 211
	A/C Anthony Tosh
	849 W Saint John Pl
M	Palatine, IL 60067	6.86%

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.	27.68%
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002

	MG TRUST COMPANY CUST FBO
	FBO RINCON BAND OF LUISENO INDIANS
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	7.29%

	MG TRUST COMPANY CUST FBO
	IHS Pharmacy
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	6.67%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	96.22%


I-21

Putnam RetirementReady 2045 Fund

Class	Shareholder name and address	Percentage owned


	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	29.71%

A*	SUIT-KOTE CORPORATION 401(K) PLAN	8.34%

	AMERITRADE INC FBO
	PO Box 2226
A	Omaha, NE 68102-2226	8.02%

A*	UGL SERVICES UNICCO OPERATIONS CO	6.37%

	KATHERINE WILHELM
	3641 E. Munkwitz Ave
B	Cudahy, WI 53110	17.39%

	TAJ SABIH
	528 Timber Way
B	Lewisville, TX 75067	8.36%

	HEATHER ANN PETERSON
	1650 E. Thomas LN
B	Coeur D Alee, ID 83815	5.86%

	AMERICAN ENTERPRISE INVESTMENT SVCS
	707 2nd Ave S
B	Minneapolis, MN 55402	5.40%

	TRIPLE F FARMS INC
	A/C John J Fallenstein
	3573 Vetter Rd
B	Sayre, PA 18840	5.13%

	LISA MAPES
	96 River View Rd
C	Sugar Run, PA 18846	21.85%

	DAVID L. BRAHAM
	9200 Walsall CV
C	Austin, TX 78749	13.08%

	CHACE W. HADAWAT TOD
	c/o Leslie Hadaway
	1855 Mott Town Rd
C	Gillett, PA 16925	11.09%

	KARL BREMER
	1197 Eagle Way
C	Virginia Beach, VA 23456	7.76%

	MORGAN STANLEY SMITH BARNEY
	Harborside Financial Center
	Plaza 2, 3rd Floor
C	Jersey City, NJ 07311	7.19%

	RENEE JUDSON
	3004 N. Harrison St
M	Wilmongton, DE 19802	28.93%

	PHOENIX DATA SYSTEMS INC
	A/C Aaron M. Peters
	2660 Sterling River Drive
M	Fowlerville, MI 48836	26.77%

I-22

	THOMAS ANDRESEN
	53 Lackey Street
M	Westborough, MA 01581	23.70%

	PUTNAM LLC
	One Post Office Sq.
M	Boston, MA 02109-2106	6.85%

	PHOENIX DATA SYSTEMS INC
	A/C Courtney Widzinski
	2061 Hollywood Ave
M	Grosse Pointe, MI 48236	6.51%

	MG TRUST COMPANY CUST
	FBO RINCON BAND OF LUISENO INDIANS
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	14.85%

	MG TRUST COMPANY CUST
	WYDE CORP
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	10.27%

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	7.36%

	MG TRUST COMPANY CUST
	THE GIBBES CO
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	6.29%

	MG TRUST COMPANY CUST FBO
	IHS Pharmacy
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	5.27%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	98.32%

Putnam RetirementReady 2050 Fund


Class	Shareholder name and address	Percentage owned

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	25.33%

A*	SUIT KOTE CORPORATION 401(K) PLAN	11.92%

A*	UGL SERVICES UNICCO OPERATIONS CO	10.29%

	EUGENE BLAKE
	8 Spruce Cir
A	Andover, MA 01810	5.39%

	NATIONAL FINANCIAL SERVICES, LLC
	FBO its customers
	499 Washington BLVD
B	Jersey City, NJ 07310	29.27%

I-23

	SAMANTHA SINGH
	550 Moreland Way, Apt 4205
B	Santa Clara, CA 95054	12.29%

	CASSANDRA JUNEAU
	306 Melodywood Drive
B	Friendswood, TX 775446	7.74%

	TIMOTHY D. MEYER
	2401 Aspen LN SW
B	Rochester, MN 55902	6.63%

	JIA TZONG KOU
	1730 Fern Hollow Drive
B	Diamond Bar, CA 91765	5.66%

	DEBORAH NEVIN
	3409 Malito Dr
C	Bonia, CA 91902	22.89%

	IAN SACCO
	3650 Eugene Place
C	San Diego, CA 92116	11.73%

	FIRST NATIONS COMMUNITY
	A/C Jessica Tsabetsave
	5712 Potentilla CT NW
C	Albuquerque, NM 87210	7.36%

	FIRST NATIONS COMMUNITY
	A/C Mary Flynn
	8608 Tia Christina Drive NW
C	Albuquerque, NM 87114	6.87%

	ERIC LUSTIG
	10305 Biscayne Dr
C	Peyton, CO 80631	6.81%

	GEORGIA PHARES
	6385 Ebb Tide Way
C	Carlsbad, CA 92011	5.74%

	SAN DIEGO UNIFIED SCHOOL DIST
	A/C Tamiko Stratton
	858 3rd Ave PMB #197
C	Chula Vista, CA 91911	5.34%

	SAN DIEGO UNIFIED SCHOOL DIST
	A/C Jennifer Deaton
	1977 Oliver Ave
C	San Diego, CA 92109	5.27%

	PERSHING LLC
	1 Pershing Plaza	32.18%
M	Jersey City, NJ 07399

	KEANSBURG BOARD OF EDUCATION
	A/C James Schumacher	22.77%
	67 Tall Timber Road
M	Middletown, NJ 07748

M*	PECO EMPLOYEES 401(K) PLAN	15.30%

	PHOENIX DATA SYSTEMS
	A/C A/C Brandon Wayne
	1605 Bawtree Street
M	W. Bloomfield, MI 48324	8.95%

	MICHELLE VOIGHT SHISLER
	507 Lead Street
M	Kingman, AZ 86401	7.99%

I-24

	PUTNAM LLC
	One Post Office Square
M	Boston, MA 02109	6.38%

	MG TRUST COMPANY CUST FBO
	WYDE CORP.
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	19.60%

	ING NATIONAL TRUST FBO
	1 Orange Way
R	Windsor, CT 06095	9.42%

	MG TRUST COMPANY CUST
	FBO Rincon Band of Luiseno Indians
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	8.30%

	MG TRUST COMPANY CUST FBO
	HERITAGE TRACTOR
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	5.67%

	MG TRUST CO CUST FBO
	Magtech & Power Conversion, Inc.
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	5.41%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	93.96%


Putnam RetirementReady 2055 Fund

Class	Shareholder name and address	Percentage owned


	JASON KALISH
	118 Grove Street Apt 4	41.97%
A	Stamford, CT 06901

	UNICCO SERVICE COMPANY 401(K) INVESTMENT SAVINGS	16.25%
A*	PLAN

	RYAN BAGLEY
	205 Pinehurst Ave #2A	13.75%
A	New York, NY 10033

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002	12.24%

	SARAH MURPHY
	29 Alton Ave	47.16%
A	Cumberland, RI 02864

	PUTNAM LLC
	One Post Office Square	45.81%
B	Boston, MA 02109

I-25

	SYSTEMATIC ASIAN LEADERSHIP
	A/C Nathan Clifton	28.10%
	PO Box 38405
C	Charlotte, NC 28272

	PUTNAM LLC
	One Post Office Square	26.46%
C	Boston, MA 02109

	DENNIS MOS & DENISE MOS COMM PROP
	2912 Field Ct	24.09%
C	San Diego, CA 92110

	ELIZABETH CONN
	207 Marsh Hawk Rd	6.62%
C	Le Roy, IL 61752

	TYLER SEVERSON
	21144 Country Oak Loop	5.83%
C	Fergus Falls, MN 56637

	PUTNAM LLC
	One Post Office Square	100.00%
M	Boston, MA 02109

	PUTNAM LLC
	One Post Office Square	70.49%
R	Boston, MA 02109

	ING NATIONAL TRUST FBO
	1 Orange Way
R	Windsor, CT 06095	29.51%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN	88.16%
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.	11.82%
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002


Putnam Retirement Income Fund Lifestyle 1

Class	Shareholder name and address	Percentage owned


A*	UGL SERVICES UNICCO OPERATIONS CO	27.34%

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.	7.18%
	8515 Orchard Road
A	Greenwood Village, CO 80111-5002

	DUNKELBERG MCKINLEY FOLKERS WALK
	A/C Michelle Grimm
	3019 360th St	18.04%
B	Osage, IA 50461

	PERSHING LLC
	I Pershing Plaza	17.68%
B	Jersey City, NJ 07303

I-26

	VICTOR MATHIEU
	1133 N Grand St	12.08%
B	West Suffield, CT 06093

	MABEL R. ADAMS
	2012 N. 24th St.	8.39%
B	Boise, ID 83702-0205

	HUA HSING WEI
	9146 Emperor Ave	8.17%
B	San Gabriel, CA 91775

	DONNA MANSELL
	4907 Cassia St	5.42%
B	Boise, ID 83705

	MICHAEL THERIAULT
	33 Dudley St	22.29%
C	Cambridge, MA 02140

	JOSEPH SKINNER
	10824 Via Cascabel	8.47%
C	San Diego, CA 92124

	OTTO EACHUS
	4805 Mason Dr	8.44%
C	Boswell, NM 882011

	SAN DIEGO UNIFIED SCHOOL DIST.
	A/C Veronica Bowen
	12031 Obispo Rd
C	San Diego, CA 92128	7.85%

	JAN RICHARDS
	1100 De Bremond Drive	7.48%
C	Roswell, NM 88201-1110

	GAYLE HUMPHREY
	177 Racetrack Rd	5.38%
C	Silver City, NM 88022

	PAMELA MORRISON
	2321 Natalie PL	5.05%
	Oxnard, CA 93030
C	South Park, PA 15129-9334

	GENE F. FRIEL
	3094 Ridge Rd.	58.25%
M	South Park, PA 15129-9334

	MARY CRABB
	70 Clinton St	12.10%
M	Newburgh, NY 12550

	ABEL H VILLARREAL CUST
	For Valarie M. Villarreal	7.39%
	305 Westwind Cir
M	Windcrest, TX 78239

	GREAT-WEST TRUST COMPANY-RECORDKEEPER
	for various benefit plans.
	8515 Orchard Road
R	Greenwood Village, CO 80111-5002	18.27%

	MG TRUST COMPANY CUST
	ITS3 LLC
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	17.53%

I-27

	MG TRUST COMPANY CUST
	CVC ENVIRONMENTAL INC
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	12.60%

	MG TRUST COMPANY CUST
	JACK OUJO CPA
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	10.62%

	MG TRUST COMPANY CUST
	BIO-SERV INC. PROFIT SHARING PLAN
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	5.53%

	MG TRUST COMPANY CUST
	MIDTOWN MOTORS INC
	700 17th St., Ste. 300
R	Denver, CO 80202-3531	5.27%

	GREAT WEST TRUST COMPANY, LLC-THE PUTNAM
	RETIREMENT PLAN
	8515 Orchard Road
Y	Greenwood Village, CO 80111-5002	82.78%

	JAMES FARST
	2302 Feather Lane
Y	Marion, OH 43302	8.40%


*The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.


I-28

Distribution fees


During fiscal 2012, each fund paid the following 12b-1 fees to Putnam Retail Management:


Fund	Class A	Class B	Class C	Class M	Class R
2055 Fund	$591	$124	$252	$79	$ 69
2050 Fund	9,048	1,471	936	230	4,115
2045 Fund	16,456	1,664	433	87	5,245
2040 Fund	22,040	4,256	1,515	148	10,350
2035 Fund	35,747	5,803	2,474	236	12,558
2030 Fund	48,980	9,834	5,410	1,173	20,747
2025 Fund	63,554	8,779	5,411	1,084	17,460
2020 Fund	66,290	8,400	7,342	1,174	16,350
2015 Fund	55,715	4,619	5,386	1,366	13,839
Lifestyle 1	45,850	1,925	5,031	1,579	6,833

Class A sales charges and contingent deferred sales charges


Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

I-29

			Sales charges retained by
		Total front-	Putnam Retail	Contingent
	Fiscal	end sales	Management after dealer	deferred sales
Fund	year	charges	concessions	charges
2055 Fund	2012	$841	$167	$0
	2011	2,835	2,604	0
2050 Fund	2012	3,904	1,318	0
	2011	3,268	803	0
	2010	5,593	1,981	0
2045 Fund	2012	9,222	2,542	0
	2011	10,215	2,159	0
	2010	13,811	3,195	0
2040 Fund	2012	19,205	5,718	19
	2011	23,405	5,535	0
	2010	15,496	3,885	0
2035 Fund	2012	20,025	6,328	0
	2011	18,499	3,917	0
	2010	13,677	2,861	0
2030 Fund	2012	18,857	4,653	0
	2011	45,396	14,394	0
	2010	27,843	5,512	0
2025 Fund	2012	31,506	8,777	4
	2011	22,227	4,200	0
	2010	51,898	11,573	0
2020 Fund	2012	15,034	3,237	0
	2011	24,868	5,467	0
	2010	34,250	9,796	0
2015 Fund	2012	11,567	3,225	0
	2011	15,197	3,742	0
	2010	14,207	2,765	0
Lifestyle 1	2012	26,337	7,039	23
	2011	5,799	967	0
	2010	6,944	918	0

I-30

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Fund	Fiscal year	Contingent deferred sales charges
2055 Fund	2012	$291
	2011	0
2050 Fund	2012	602
	2011	245
	2010	447
2045 Fund	2012	242
	2011	369
	2010	577
2040 Fund	2012	49
	2011	734
	2010	975
2035 Fund	2012	172
	2011	433
	2010	836
2030 Fund	2012	1,648
	2011	764
	2010	696
2025 Fund	2012	1,924
	2011	1,495
	2010	671

I-31

2020 Fund	2012	644
	2011	617
	2010	1,694
2015 Fund	2012	161
	2011	631
	2010	528
Lifestyle 1	2012	153
	2011	86
	2010	0

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fund	Fiscal year	Contingent deferred sales charges
2055 Fund	2012	$0
	2011	0
2050 Fund	2012	$14
	2011	0
	2010	14
2045 Fund	2012	18
	2011	0
	2010	22
2040 Fund	2012	82
	2011	0
	2010	10

I-32

2035 Fund	2012	36
	2011	0
	2010	0
2030 Fund	2012	83
	2011	41
	2010	3
2025 Fund	2012	247
	2011	11
	2010	76
2020 Fund	2012	116
	2011	27
	2010	143
2015 Fund	2012	95
	2011	71
	2010	140
Lifestyle 1	2012	4
	2011	3
	2010	308

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

I-33

		Total front-	Sales charges retained by	Contingent
	Fiscal	end sales	Putnam Retail Management	deferred sales
Fund	year	charges	after dealer concessions	charges
2055 Fund	2012	$0	$0	$0
	2011	0	0	0
2050 Fund	2012	351	63	0
	2011	186	43	0
	2010	18	6	0
2045 Fund	2012	40	14	0
	2011	27	9	0
	2010	9	3	0
2040 Fund	2012	636	101	0
	2011	143	48	0
	2010	38	6	0
2035 Fund	2012	106	15	0
	2011	49	7	0
	2010	1	0	0
2030 Fund	2012	255	36	0
	2011	189	31	0
	2010	28	3	0
2025 Fund	2012	65	13	0
	2011	100	18	0
	2010	104	16	0
2020 Fund	2012	44	6	0
	2011	48	7	0
	2010	94	16	0
2015 Fund	2012	0	0	0
	2011	211	31	0
	2010	2,130	379	0
Lifestyle 1	2012	81	9	0
	2011	89	17	0
	2010	117	18	0

I-34

Investor servicing fees


During the 2012 fiscal year, each fund incurred no monies in fees for investor servicing provided by Putnam Investor Services, Inc.


PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio managers managed as of the funds' most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number of		Number of		Number of
	accounts		accounts		accounts
		Assets		Assets		Assets


Jeffrey Knight	111*	$6,271,000,000	4**	$2,611,200,000	2***	$227,500,000

James Fetch	11*	$5,421,000,000	4**	$2,611,200,000	2***	$226,400,000

Robert Kea	111*	$6,271,000,000	4**	$2,611,200,000	1	$100,000

Joshua Kutin	24*	$6,000,000,000	4**	$2,611,200,000	2***	$227,400,000

Robert Schoen	111*	$6,271,000,000	4**	$2,611,200,000	1	$700,000

Jason Vaillancourt	11*	$5,421,000,000	4**	$2,611,200,000	1	$100,000

* 3 accounts, with total assets of $1,543,900,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $402,900,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $226,200,000, pays an advisory fee based on account performance.

See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.


I-35

Compensation of portfolio managers


Putnam's goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on each fund's pre-tax return relative to its S&P 500 Index and Barclays U.S. Aggregate Bond Index benchmarks.

Ownership of securities


The dollar range of shares of the RetirementReady funds owned by the portfolio managers at the end of the funds’ last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was:

Fund	Portfolio manager	Dollar range of shares owned

RetirementReady 2030	Jeffrey Knight	$100,001-$500,000

The RetirementReady portfolio managers did not own any other shares of the funds.

I-36

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

I-37

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

November 26, 2012	II-1

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

November 26, 2012	II-2

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

November 26, 2012	II-3

For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of class A and class T shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Tax Exempt Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and Putnam Tax Exempt Money Market Fund and class A and class T shares of Putnam Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

November 26, 2012	II-4

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares.

Class M CDSC and dealer commission

All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:
All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute Return	0.30%
300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Multi-Cap Value Fund, on or around the

November 26, 2012	II-5

end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vi) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

November 26, 2012	II-6

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

November 26, 2012	II-7

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

November 26, 2012	II-8

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be

November 26, 2012	II-9

released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of

November 26, 2012	II-10

the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. In the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission, no payments are made during the first year after purchase on shares purchased at net asset value.

November 26, 2012	II-11

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;

November 26, 2012	II-12

Rate*	Fund

0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

November 26, 2012	II-13

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund and
Putnam Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

November 26, 2012	II-14

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a

November 26, 2012	II-15

share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

American Portfolios Financial Services, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ameriprise Financial Services, Inc.	MetLife Securities, Inc.

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

BancWest Investment Services, Inc.	Multi-Financial Securities Corporation

Cadaret, Grant & Co. Inc.	National Planning Corporation

Cambridge Investment Research, Inc.	New England Securities Corporation

CCO Investment Services Corp.	NFP Securities, Inc.

Chase Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets Inc.	Oppenheimer & Co. Inc.

Commonwealth Equity Services	PrimeVest Financial Services, Inc.

CUNA Brokerage Services, Inc.	Raymond James & Associates, Inc.

CUSO Financial Services, L.P.	Raymond James Financial Services, Inc.

Financial Network Investment Corporation	RBC Capital Markets Corporation

FSC Securities Corporation	Royal Alliance Associates

Genworth Financial Securities Corp.	Sagepoint Financial, Inc.

Great-West Life & Annuity Insurance Company	Securities America Financial Corporation, Inc.

HD Vest Investment Securities, Inc.	SII Investments

ING Financial Partners	Stifel, Nicolaus & Company, Incorporated

INVEST Financial Corporation	SunTrust Investment Services, Inc.

Investment Centers of America, Inc.	Tower Square Securities, Inc.

Janney Montgomery Scott LLC	U.S. Bancorp Investments, Inc.

Lincoln Financial Advisors Corp.	UBS Financial Services Inc.

Lincoln Financial Securities Corporation	UVEST Financial Services, Inc.

Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.

November 26, 2012	II-16

LPL Financial Corporation	Wells Fargo Advisors, LLC

MMC Securities Corp.	Woodbury Financial Services, Inc.

M&T Securities, Inc.

Additional dealers may receive marketing support payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The amount paid for program services varies depending on the share class selected and by dealer, and may also take into account the extent to which the program services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no payments for program servicing support in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

ADP Broker-Dealer, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ascensus, Inc.	MidAtlantic Capital Corporation

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

City National Bank	Nationwide Life Insurance Company

CompuSys/Erisa Group	Newport Retirement Services, Inc.

Correll Co.	NYLIFE Distributors LLC

CPI Qualified Plan Consultants, Inc.	Paychex Securities Corporation

DailyAccess Corporation	Pershing LLC

Digital Retirement Solutions	Plan Administrators, Inc.

Dyatech, LLC	The Princeton Retirement Group, Inc.

ExpertPlan, Inc.	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Raymond James & Associates, Inc.

Genworth Life and Annuity Insurance Co.	Raymond James Financial Services, Inc.

Genworth Life Insurance Co of New York	Reliance Trust Company

November 26, 2012	II-17

Great-West Life & Annuity Insurance Company	SunTrust Bank

GWFS Equities, Inc.	TD Ameritrade Trust Company

Hartford Life Insurance Company	The Prudential Insurance Company of America

Hartford Securities Distribution Company, Inc.	The Vanguard Group Inc.

Hewitt Associates LLC	Transamerica Advisors Life Insurance Company

July Business Services	Transamerica Advisors Life Insurance Company of New York

Leggette & Company, Inc.	VALIC Retirement Services Company

Lincoln Retirement Services Company, LLC	Wilmington Trust Company

Massachusetts Mutual Life Insurance Co.	Wilmington Trust Retirement & Institutional Services Co.

Mercer HR Services LLC

Additional dealers may receive program servicing payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

November 26, 2012	II-18

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Inflation-Protected Securities	Special Purpose Acquisition Companies

Initial Public Offerings (IPOs)	Structured Investments

Interfund Borrowing and Lending	Swap Agreements

Inverse Floaters	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

November 26, 2012	II-19

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans

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generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

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The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

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The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

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Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

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At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

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Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times

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nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an

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offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the

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offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the

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stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

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The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common,

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nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by

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non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

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At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing

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fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund

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may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

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Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or

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tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable

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rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a

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measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

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The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

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Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

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Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

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The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

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The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

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The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

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The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

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Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the

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security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In

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addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

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The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

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Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”).

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The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests

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unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

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From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest

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periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

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In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company may also elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for federal income tax purposes, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions

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from capital gains are generally made after applying any available capital loss carryforwards. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend this rate reduction for taxable years beginning on or after January 1, 2013, or what the terms of such an extension would be. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

For taxable years beginning before January 1, 2013, distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2013, or what the terms of such an extension would be.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

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In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends each year in a written statement furnished to shareholders. In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. A non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. The excess amount will generally be treated as a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

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Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt

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obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If at the close of each quarter of the tax year at least 50% of the fund’s total assets consists of interests in underlying funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier),

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all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts qualifying as such under Subchapter M (“REITs”), such investments may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in the fall of 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has

November 26, 2012	II-63

state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in the fall of 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized

November 26, 2012	II-64

on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such securities.

Securities issued or purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the stated principal amount (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, pursuant to an irrevocable election applicable to all such bonds purchased by the fund, the fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond by the amount of such offset. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortizable premium.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default, present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If the fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs or has incurred in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the

November 26, 2012	II-65

same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances.

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent

November 26, 2012	II-66

such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of your shares in the fund, the fund, or, if your shares are then held through a financial intermediary, the financial intermediary, will be required to provide you and the IRS with cost basis and certain other related tax information about the fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult your financial representative, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Shares purchased through tax-qualified plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

November 26, 2012	II-67

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of the fund beginning on or after January 1, 2012. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of a RIC beginning on or after January 1, 2012, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

The fact that the fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund

November 26, 2012	II-68

or on Capital Gain Dividends and, with respect to taxable years of the fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other reporting and withholding requirements. Rules enacted in March 2010 known as the “Foreign Account Tax Compliance Act” (FATCA) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions (other than exempt-interest dividends) made by the fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such treatment is extended), as described above), will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications, waivers or other documentation as the fund requires to comply with these rules, including, to the extent required, with regard to their direct and indirect owners. In general, it is expected that a shareholder that is a U.S. person or non-U.S. individual will be able to avoid being withheld upon by timely providing the fund with a valid IRS Form W-9 or W-8, respectively. Subject to any applicable intergovernmental agreement, payments to a shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i)(a) enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect U.S. investors or accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides the fund with appropriate certifications or other documentation concerning its status.

November 26, 2012	II-69

The fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including current or future Treasury regulations or IRS guidance issued thereunder, in each case as modified by any applicable intergovernmental agreements between the United States and a non-U.S. government to implement FATCA and improve international tax compliance.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the fund.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution and Chair of its
1952), Trustee since 2012	Prize for Lords of	Investment Committee. Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

November 26, 2012	II-70

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Ravi Akhoury (Born 1947),	Advisor to New York	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	Life Insurance Company.	Helper, Inc. (each a private software company). Mr.
	Served as Chairman and	Akhoury previously served as Director of Jacob
	CEO of MacKay Shields	Ballas Capital India (a non-banking finance company
	(a multi-product	focused on private equity advisory services) and a
	investment management	member of its Compensation Committee. He also
	firm with AUM over $40	served as Director and on the Compensation
	billion) from 1992 to	Committee of MaxIndia/New York Life Insurance
	2007.	Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company) and UNS
	strategic consultant to	Energy Corporation (a publicly held electric utility in
	domestic energy firms	Arizona). She is a Trustee of Mount Holyoke
	and direct investor in	College. She is a former Chair of the Board, and a
	energy projects.	current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of The
Children’s Hospital of Colorado, as well as the
Investment Committee of the Denver Foundation).
Prior to May 2012, Ms. Baumann was a Director of
CVR Energy, Inc. (a publicly held petroleum refiner
and fertilizer manufacturer). Prior to 2003, She was
Executive Vice President of Associated Energy
Managers, LLC (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the
global energy company Amoco Corporation and its
successor, BP. Ms. Baumann holds a B.A. from
Mount Holyoke College and an MBA from The
Wharton School of the University of Pennsylvania.

November 26, 2012	II-71

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack
and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	U.S. State Department International Security
	International Studies.	Advisory Board. Mr. Curtis is Chairman of the
	Previously, President and	World Institute for Nuclear Security, a non profit
	Chief Operating Officer,	international non governmental organization
	Nuclear Threat Initiative	headquartered in Vienna, Austria. Mr. Curtis also
	(a private foundation	serves as a Director of Southern California Edison (a
	dealing with national	regulated electric utility) and its parent company,
	security issues).	Edison International. Until 2006, Mr. Curtis served
as a member of the Trustee Advisory Council of the
Applied Physics Laboratory, Johns Hopkins
University. Mr. Curtis is an attorney with over 15
years in private practice and 19 years in various
positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

November 26, 2012	II-72

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Katinka Domotorffy (Born	Voting member of the	Vice Chair of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committee	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy. Ms. Domotorffy holds a BSc in
	Charitable Trust, part of	Economics from the University of Pennsylvania and
	the Margaret A. Cargill	an MSc in Accounting and Finance from the London
	Philanthropies. Prior to	School of Economics.
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in the	of the Advisory Board of the Millstein Center for
	diversified world-wide	Corporate Governance and Performance at the Yale
	energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of
Trustee since 1997	Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission, oil pipelines,
	focused primarily on	and power services) and of Exelon Corporation (an
	research and education	energy company focused on power services); and a
	on issues related to	Member of the Board of Overseers of the Boston
	science, technology and	Symphony Orchestra. Prior to August 2007, he
	economic performance).	served as a Director of National Grid (a U.K.-based
	He is the Elizabeth and	holding company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	at the Massachusetts	2006, he served as President of the Yale University
	Institute of Technology	Council. Prior to February 2005, he served on the
	(“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center for	February 2002, he was a Director of State Farm
	Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

November 26, 2012	II-73

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Elizabeth T. Kennan	Partner in	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Cambus-Kenneth Farm	Director of Northeast Utilities. She is a Trustee of the
1992-2010, and since 2012	(thoroughbred horse	National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on the
oversight committee of the Folger Shakespeare
Library.

As a member of the faculty of Catholic University for
twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

November 26, 2012	II-74

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He currently serves as	for the operation of the electric generation system in
	Vice Chairman of the	the New England states). Prior to 2000, he was a
	Board of Trustees of	Director of the Investment Company Institute in
	Beth Israel Deaconess	Washington, D.C. Prior to January 2005 Mr. Leibler
	Hospital in Boston and as	served as Chairman and Chief Executive Officer of
	a Director of Northeast	the Boston Stock Exchange. Prior to January 2000,
	Utilities, which operates	he served as President and Chief Executive Officer of
	New England’s largest	Liberty Financial Companies (a publicly traded
	energy delivery system.	diversified asset management organization). Prior to
June 1990, he served as President and Chief
Operating Officer of the American Stock Exchange
(AMEX). Prior to serving as AMEX President, he
held the position of Chief Financial Officer, and
headed its management and marketing operations.
Mr. Leibler graduated with a B.A in Economics from
Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and	Trustee of the Joslin Diabetes Center. Prior to
	Co-Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a private	President and as a Trustee of Cabot Industrial Trust
	equity firm investing in	(a publicly-traded real estate investment trust). He
	commercial real estate).	has also served as a Trustee of the Sea Education
Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered investment
adviser involved in institutional real estate
investments). Prior to 1990, he served as Executive
Vice President of Cabot & Forbes Realty Advisers,
Inc. (the predecessor company of Cabot Partners).
Mr. Patterson practiced law and held various
positions in state government, and was the founding
Executive Director of the Massachusetts Industrial
Finance Agency. Mr. Patterson is a graduate of
Harvard College and Harvard Law School.

November 26, 2012	II-75

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
1997-2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of paper
	Officer of Boise	and packaging products). Until 2004, Mr. Stephens
	Cascade, LLC (a paper,	was a Director of Xcel Energy Incorporated (a public
	forest product and	utility company), Qwest Communications and
	timberland assets	Norske Canada, Inc. (a paper manufacturer). Until
	company).	2003, Mr. Stephens was a Director of Mail-Well, Inc.
(a diversified printing company). Prior to July 2001,
Mr. Stephens was Chairman of Mail-Well. Mr.
Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, and Boston
	Member of Putnam	Chamber of Commerce. He is a member of the Chief
	Investments’ Board of	Executives Club of Boston, the National
	Directors. Prior to	Innovation Initiative, and the Council on
	joining Putnam	Competitiveness, and he is a former President of the
	Investments in 2008, Mr.	Commercial Club of Boston. Prior to 2008, he
	Reynolds was Vice	served as a Director of FMR Corporation, Fidelity
	Chairman and Chief	Investments Insurance Ltd., Fidelity Investments
	Operating Officer of	Canada Ltd., and Fidelity Management Trust
	Fidelity Investments	Company and as a Trustee of the Fidelity Family of
	from 2000 to 2007.	Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2011, there were 108 Putnam Funds.

November 26, 2012	II-76

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as chief executive officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

November 26, 2012	II-77

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

November 26, 2012	II-78

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal Financial		Putnam Management.
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management.

Michael J. Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President and Treasurer		Senior Financial Analyst, Old Mutual Asset
Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Accounting		Investments and Putnam Management.
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services, Putnam
Vice President and Assistant		Management.
Treasurer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Associate Treasurer, The
Vice President, Clerk, and Associate		Putnam Funds.
Treasurer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Proxy Manager, Assistant Clerk and
Vice President, Proxy Manager,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

November 26, 2012	II-79

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and

November 26, 2012	II-80

otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, Dr. Kennan and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Drs. Joskow and Kennan, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Liebler, Patterson and Putnam.

November 26, 2012	II-81

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, Dr. Kennan and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

November 26, 2012	II-82

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, underlying fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

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The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or

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PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

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• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

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“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on investment objectives or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data,

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evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

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The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

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Investor Servicing Agent

Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least December 30, 2012, investor servicing fees for each fund will not exceed an annual rate of 0.32% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans- Additional dealer Payments.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

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DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, Tax-exempt Securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time.

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Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

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INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

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Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

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All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which you hold your shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a

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prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

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Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of

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shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

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Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

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PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.
-- High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

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BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

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A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

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The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

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R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

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Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

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D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

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Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

· the board does not have a majority of independent directors,

· the board has not established independent nominating, audit, and compensation committees,

· the board has more than 19 members or fewer than five members, absent special circumstances,

· the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

· the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

►The funds will withhold votes from any nominee for director:

· who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

· who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

· of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

· who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

►The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

►The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

►Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

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Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

►Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

►The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

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Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

►The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into

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states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

►The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

►The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

►The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

►The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

►The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

►The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

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►The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

►The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

►The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

►The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a

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payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

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In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

►For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

►The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

►For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established nominating and compensation committees composed of a majority of outside directors, or

· the board has not established an audit committee composed of a majority of independent directors.

►The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

November 26, 2012	II-117

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

►The funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established a nominating committee composed of at least a majority of outside directors, or

· the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

►The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

November 26, 2012	II-118

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

►The funds will withhold votes from the entire board of directors if

· the board does not have at least a majority of independent non-executive directors,

· the board has not established a nomination committee composed of a majority of independent non-executive directors, or

· the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

November 26, 2012	II-119

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

►The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

►The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

►The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

►The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

November 26, 2012	II-120

►The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

►The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

►The funds will vote for proposals

· to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

· to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

►The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

►The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

November 26, 2012	II-121

Other Business Matters

►The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►The funds will vote for proposals permitting companies to issue regulatory reports in English.

►The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

►Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

►The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted February 4, 2011

November 26, 2012	II-122

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

November 26, 2012	II-123

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

November 26, 2012	II-124

Appendix B
Financial statements (excerpted from the most recent annual report)

November 26, 2012	II-125

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam RetirementReady® Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam RetirementReady® Funds (the “funds”) at July 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2012

The funds’ portfolios 7/31/12

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.2%)*
Putnam Absolute Return 100 Fund (Class Y)	287	$2,907

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	1,148	12,946

Putnam Absolute Return 700 Fund (Class Y)	3,777	44,261

Total Absolute Return Funds (cost $57,436)		$60,114

Asset Allocation Funds (89.3%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	40,500	430,108

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	7,298	94,212

Total Asset Allocation Funds (cost $503,492)		$524,320

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	2,653	$2,653

Total Fixed Income Funds (cost $2,653)		$2,653

Total Investments (cost $563,581)		$587,087

* Percentages indicated are based on net assets of $586,968

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.4%)*
Putnam Absolute Return 100 Fund (Class Y)	4,982	$50,465

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	14,235	160,574

Putnam Absolute Return 700 Fund (Class Y)	46,845	549,021

Total Absolute Return Funds (cost $739,634)		$760,060

Asset Allocation Funds (89.2%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	486,522	5,166,863

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	102,397	1,321,947

Total Asset Allocation Funds (cost $6,556,375)		$6,488,810

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	32,377	$32,377

Total Fixed Income Funds (cost $32,377)		$32,377

Total Investments (cost $7,328,386)		$7,281,247

* Percentages indicated are based on net assets of $7,277,680

The funds’ portfolios 7/31/12 cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (11.0%)*
Putnam Absolute Return 100 Fund (Class Y)	13,561	$137,371

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	20,866	235,366

Putnam Absolute Return 700 Fund (Class Y)	68,667	804,772

Total Absolute Return Funds (cost $1,146,272)		$1,177,509

Asset Allocation Funds (88.6%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	558,511	5,931,389

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	272,844	3,522,420

Total Asset Allocation Funds (cost $9,444,817)		$9,453,809

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	47,435	$47,435

Total Fixed Income Funds (cost $47,435)		$47,435

Total Investments (cost $10,638,524)		$10,678,753

* Percentages indicated are based on net assets of $10,674,522

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (11.9%)*
Putnam Absolute Return 100 Fund (Class Y)	32,387	$328,083

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	29,447	332,159

Putnam Absolute Return 700 Fund (Class Y)	96,904	1,135,720

Total Absolute Return Funds (cost $1,753,785)		$1,795,962

Asset Allocation Funds (87.7%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	527,331	5,600,251

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	589,839	7,614,823

Total Asset Allocation Funds (cost $13,014,010)		$13,215,074

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	66,287	$66,287

Total Fixed Income Funds (cost $66,287)		$66,287

Total Investments (cost $14,834,082)		$15,077,323

* Percentages indicated are based on net assets of $15,076,520

The funds’ portfolios 7/31/12 cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (15.1%)*
Putnam Absolute Return 100 Fund (Class Y)	55,944	$566,710

Putnam Absolute Return 300 Fund (Class Y)	4,355	45,948

Putnam Absolute Return 500 Fund (Class Y)	77,320	872,168

Putnam Absolute Return 700 Fund (Class Y)	166,953	1,956,684

Total Absolute Return Funds (cost $3,352,358)		$3,441,510

Asset Allocation Funds (83.9%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	38,078	$437,130

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	293,039	3,112,075

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	1,209,700	15,617,230

Total Asset Allocation Funds (cost $18,503,936)		$19,166,435

Fixed Income Funds (1.4%)*
Putnam Money Market Fund (Class A)	327,465	$327,465

Total Fixed Income Funds (cost $327,465)		$327,465

Total Investments (cost $22,183,759)		$22,935,410

*Percentages indicated are based on net assets of $22,839,661

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (20.8%)*
Putnam Absolute Return 100 Fund (Class Y)	84,127	$852,209

Putnam Absolute Return 300 Fund (Class Y)	49,709	524,428

Putnam Absolute Return 500 Fund (Class Y)	142,074	1,602,592

Putnam Absolute Return 700 Fund (Class Y)	292,760	3,431,148

Total Absolute Return Funds (cost $6,256,800)		$6,410,377

Asset Allocation Funds (76.5%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	425,187	$4,881,146

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	1,447,540	18,687,735

Total Asset Allocation Funds (cost $22,415,473)		$23,568,881

Fixed Income Funds (2.7%)*
Putnam Money Market Fund (Class A)	833,368	$833,368

Total Fixed Income Funds (cost $833,368)		$833,368

Total Investments (cost $29,505,641)		$30,812,626

*Percentages indicated are based on net assets of $30,811,681

The funds’ portfolios 7/31/12 cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (29.0%)*
Putnam Absolute Return 100 Fund (Class Y)	140,276	$1,420,996

Putnam Absolute Return 300 Fund (Class Y)	179,602	1,894,801

Putnam Absolute Return 500 Fund (Class Y)	224,883	2,536,684

Putnam Absolute Return 700 Fund (Class Y)	437,409	5,126,434

Total Absolute Return Funds (cost $10,755,515)		$10,978,915

Asset Allocation Funds (67.3%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,418,363	$16,282,805

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	39,261	380,046

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	683,839	8,828,360

Total Asset Allocation Funds (cost $24,276,496)		$25,491,211

Fixed Income Funds (3.7%)*
Putnam Money Market Fund (Class A)	1,398,961	$1,398,961

Total Fixed Income Funds (cost $1,398,961)		$1,398,961

Total Investments (cost $36,430,972)		$37,869,087

*Percentages indicated are based on net assets of $37,863,978

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (38.9%)*
Putnam Absolute Return 100 Fund (Class Y)	165,360	$1,675,095

Putnam Absolute Return 300 Fund (Class Y)	292,889	3,089,974

Putnam Absolute Return 500 Fund (Class Y)	351,871	3,969,107

Putnam Absolute Return 700 Fund (Class Y)	380,317	4,457,313

Total Absolute Return Funds (cost $12,958,089)		$13,191,489

Asset Allocation Funds (56.2%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,410,070	$16,187,606

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	299,030	2,894,610

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $18,296,874)		$19,082,216

Fixed Income Funds (4.9%)*
Putnam Money Market Fund (Class A)	1,652,106	$1,652,106

Total Fixed Income Funds (cost $1,652,106)		$1,652,106

Total Investments (cost $32,907,069)		$33,925,811

*Percentages indicated are based on net assets of $33,927,124

The funds’ portfolios 7/31/12 cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (49.8%)*
Putnam Absolute Return 100 Fund (Class Y)	167,367	$1,695,428

Putnam Absolute Return 300 Fund (Class Y)	348,011	3,671,515

Putnam Absolute Return 500 Fund (Class Y)	500,456	5,645,138

Putnam Absolute Return 700 Fund (Class Y)	164,749	1,930,862

Total Absolute Return Funds (cost $12,727,368)		$12,942,943

Asset Allocation Funds (44.4%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	445,244	$5,111,396

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	663,660	6,424,233

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $11,056,962)		$11,535,629

Fixed Income Funds (5.9%)*
Putnam Money Market Fund (Class A)	1,522,641	$1,522,641

Total Fixed Income Funds (cost $1,522,641)		$1,522,641

Total Investments (cost $25,306,971)		$26,001,213

*Percentages indicated are based on net assets of $26,002,473

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (60.0%)*
Putnam Absolute Return 100 Fund (Class Y)	186,791	$1,892,189

Putnam Absolute Return 300 Fund (Class Y)	424,140	4,474,680

Putnam Absolute Return 500 Fund (Class Y)	566,190	6,386,624

Putnam Absolute Return 700 Fund (Class Y)	—	—

Total Absolute Return Funds (cost $12,632,220)		$12,753,493

Asset Allocation Funds (34.2%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	750,606	7,265,865

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $6,958,798)		$7,265,865

Fixed Income Funds (5.9%)*
Putnam Money Market Fund (Class A)	1,246,766	$1,246,766

Total Fixed Income Funds (cost $1,246,766)		$1,246,766

Total Investments (cost $20,837,784)		$21,266,124

*Percentages indicated are based on net assets of $21,263,232

The funds’ portfolios 7/31/12 cont.

Key to holding’s abbreviations

ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolio are for the close of the funds’ reporting period, which ran from August 1, 2011 through July 31, 2012 (the reporting period).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the funds’ investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$587,087	$—	$—	$587,087

Putnam RetirementReady 2050 Fund	7,281,247	—	—	7,281,247

Putnam RetirementReady 2045 Fund	10,678,753	—	—	10,678,753

Putnam RetirementReady 2040 Fund	15,077,323	—	—	15,077,323

Putnam RetirementReady 2035 Fund	22,935,410	—	—	22,935,410

Putnam RetirementReady 2030 Fund	30,812,626	—	—	30,812,626

Putnam RetirementReady 2025 Fund	37,869,087	—	—	37,869,087

Putnam RetirementReady 2020 Fund	33,925,811	—	—	33,925,811

Putnam RetirementReady 2015 Fund	26,001,213	—	—	26,001,213

Putnam Retirement Income Fund Lifestyle 1	21,266,124	—	—	21,266,124

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities 7/31/12

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$587,087	$7,281,247	$10,678,753	$15,077,323	$22,935,410

Interest receivable	—	—	—	—	3

Receivable for shares of
the fund sold	1,064	9,910	18,806	15,921	14,804

Receivable for investments sold	—	39,540	76,111	42,441	139,366

Receivable from Manager
(Note 2)	1,175	8,485	11,581	17,055	24,166

Total assets	589,326	7,339,182	10,785,251	15,152,740	23,113,749

LIABILITIES

Payable for shares of the
fund repurchased	—	34,754	76,110	35,719	133,239

Payable for investments
purchased	1,065	16,856	21,065	20,243	111,988

Payable for distribution fees
(Note 2)	118	1,407	1,973	3,203	4,695

Payable for shareholder expense	821	2,695	2,554	3,884	4,244

Payable for audit expense	319	5,358	8,616	12,487	19,170

Other accrued expenses	35	432	411	684	752

Total liabilities	2,358	61,502	110,729	76,220	274,088

Net assets	$586,968	$7,277,680	$10,674,522	$15,076,520	$22,839,661

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$590,815	$12,766,719	$20,937,620	$28,449,677	$41,595,990

Undistributed net investment
income (Note 1)	3,541	42,898	280,688	296,332	297,924

Accumulated net realized loss
on investments (Note 1)	(30,894)	(5,484,798)	(10,584,015)	(13,912,730)	(19,805,904)

Net unrealized appreciation
(depreciation) of investments	23,506	(47,139)	40,229	243,241	751,651

Total — Representing net
assets applicable to
capital outstanding	$586,968	$7,277,680	$10,674,522	$15,076,520	$22,839,661

(Continued on next page)

Statements of assets and liabilities 7/31/12 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$312,243	$3,590,442	$6,053,266	$8,184,693	$13,193,532

Number of shares outstanding	32,075	285,374	428,121	528,728	833,409

Net asset value and
redemption price	$9.73	$12.58	$14.14	$15.48	$15.83

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$10.32	$13.35	$15.00	$16.42	$16.80

Computation of net asset value and offering price Class B
Net Assets	$12,097	$143,501	$214,692	$456,090	$641,860

Number of shares outstanding	1,245	11,529	16,433	31,626	43,738

Net asset value and offering price***	$9.72	$12.45	$13.06	$14.42	$14.68

Computation of net asset value and offering price Class C
Net Assets	$36,191	$114,780	$61,696	$163,213	$263,946

Number of shares outstanding	3,752	9,264	4,687	11,392	17,956

Net asset value and offering price***	$9.65	$12.39	$13.16	$14.33	$14.70

Computation of net asset value, offering price and redemption price Class M
Net Assets	$10,805	$18,026	$13,038	$25,778	$31,524

Number of shares outstanding	1,112	1,419	944	1,753	2,057

Net asset value and
redemption price	$9.72	$12.71****	$13.81	$14.71	$15.32****

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$10.07	$13.17	$14.31	$15.24	$15.88

Computation of net asset value, offering price and redemption price Class R
Net Assets	$14,922	$1,008,400	$1,084,652	$2,302,049	$2,649,802

Number of shares outstanding	1,535	81,243	75,128	145,354	173,848

Net asset value, offering price
and redemption value	$9.72	$12.41	$14.44	$15.84	$15.24

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$200,710	$2,402,531	$3,247,178	$3,944,697	$6,058,997

Number of shares outstanding	20,565	190,332	195,946	221,210	332,892

Net asset value, offering price
and redemption value	$9.76	$12.62	$16.57	$17.83	$18.20

Cost of investments (Note 1)	$563,581	$7,328,386	$10,638,524	$14,834,082	$22,183,759

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

Statements of assets and liabilities 7/31/12 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$30,812,626	$37,869,087	$33,925,811	$26,001,213	$21,266,124

Interest receivable	6	11	12	12	10

Cash	—	—	—	—	90

Receivable for shares of
the fund sold	18,098	21,013	14,300	11,612	40,776

Receivable for investments sold	243,811	374,105	385,107	377,290	146,430

Receivable from Manager
(Note 2)	32,093	36,960	34,586	27,896	22,392

Total assets	31,106,634	38,301,176	34,359,816	26,418,023	21,475,822

LIABILITIES

Payable for shares of the
fund repurchased	235,161	367,257	372,560	344,495	143,599

Payable for investments
purchased	20,598	24,966	17,151	36,717	41,499

Payable for distribution fees
(Note 2)	7,101	8,015	8,395	6,442	5,100

Payable for shareholder expense	5,348	5,765	5,390	4,669	4,181

Payable for audit expense	25,742	30,095	28,190	22,373	17,616

Other accrued expenses	1,003	1,100	1,006	854	595

Total liabilities	294,953	437,198	432,692	415,550	212,590

Net assets	$30,811,681	$37,863,978	$33,927,124	$26,002,473	$21,263,232

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$55,084,060	$66,233,750	$64,317,198	$51,781,411	$29,118,896

Undistributed net investment
income (Note 1)	308,324	578,558	667,866	488,898	4,149

Accumulated net realized loss
on investments (Note 1)	(25,887,688)	(30,386,445)	(32,076,682)	(26,962,078)	(8,288,153)

Net unrealized appreciation
of investments	1,306,985	1,438,115	1,018,742	694,242	428,340

Total — Representing net
assets applicable to
capital outstanding	$30,811,681	$37,863,978	$33,927,124	$26,002,473	$21,263,232

(Continued on next page)

Statements of assets and liabilities 7/31/12 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$17,648,492	$24,381,628	$25,464,995	$20,616,569	$18,008,060

Number of shares outstanding	1,092,275	1,416,853	1,573,351	1,248,977	1,098,513

Net asset value and
redemption price	$16.16	$17.21	$16.19	$16.51	$16.39

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$17.15	$18.26	$17.18	$17.52

Offering price per class A share
(100/96.00 of Class A net
asset value)**					$17.07

Computation of net asset value and offering price Class B
Net Assets	$1,038,017	$868,981	$942,634	$458,366	$187,148

Number of shares outstanding	67,483	53,893	60,416	28,644	11,453

Net asset value and offering price***	$15.38	$16.12	$15.60	$16.00	$16.34

Computation of net asset value and offering price Class C
Net Assets	$549,889	$631,402	$856,101	$438,506	$535,791

Number of shares outstanding	35,679	39,114	54,701	27,432	32,708

Net asset value and offering price***	$15.41	$16.14	$15.65	$15.99	$16.38

Computation of net asset value, offering price and redemption price Class M
Net Assets	$75,632	$136,675	$133,376	$144,840	$317,484

Number of shares outstanding	4,805	8,347	8,398	8,893	19,321

Net asset value and
redemption price	$15.74	$16.37	$15.88	$16.29	$16.43

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$16.31	$16.96	$16.46	$16.88

Offering price per class M share
(100/96.75 of Class M net
asset value)*					$16.98

Computation of net asset value, offering price and redemption price Class R
Net Assets	$4,580,392	$3,443,786	$3,030,496	$2,603,860	$1,222,358

Number of shares outstanding	298,697	213,546	194,290	163,230	74,603

Net asset value, offering price
and redemption value	$15.33	$16.13	$15.60	$15.95	$16.38

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$6,919,259	$8,401,506	$3,499,522	$1,740,332	$992,391

Number of shares outstanding	378,556	486,169	194,787	105,165	60,350

Net asset value, offering price
and redemption value	$18.28	$17.28	$17.97	$16.55	$16.44

Cost of investments (Note 1)	$29,505,641	$36,430,972	$32,907,069	$25,306,971	$20,837,784

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statements of operations For the year ended 7/31/12

	Putnam	Putnam	Putnam	Putnam	Putnam
Retirement-		Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,780	$29,842	$56,379	$98,164	$209,780

EXPENSES (NOTE 2)

Distribution fees — Class A (Note 2)	591	9,048	16,456	22,040	35,747

Distribution fees — Class B (Note 2)	124	1,471	1,664	4,256	5,803

Distribution fees — Class C (Note 2)	252	936	433	1,515	2,474

Distribution fees — Class M (Note 2)	79	230	87	148	236

Distribution fees — Class R (Note 2)	69	4,115	5,245	10,350	12,558

Audit fees	319	5,358	8,616	12,487	19,170

Reports to shareholders	1,633	4,164	3,991	5,788	6,179

Amortization of offering costs
(Note 1)	28,061	—	—	—	—

Other	49	630	741	1,026	1,192

Fees waived and reimbursed by
Manager (Note 2)	(30,062)	(10,152)	(13,348)	(19,301)	(26,541)

Total expenses	1,115	15,800	23,885	38,309	56,818

Net investment income	665	14,042	32,494	59,855	152,962

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(45,445)	(461,359)	(727,204)	(881,574)	83,744

Capital gain distribution from
underlying Putnam Fund shares
(Note 6)	30,126	493,970	608,715	587,004	344,213

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares
during the period	24,006	(68,013)	(356,802)	(679,485)	(1,480,168)

Net gain (loss) on investments	8,687	(35,402)	(475,291)	(974,055)	(1,052,211)

Net increase (decrease) in net
assets resulting from operations	$9,352	$(21,360)	$(442,797)	$(914,200)	$(899,249)

Statements of operations For the year ended 7/31/12 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 6)	$408,946	$698,181	$799,595	$597,200	$464,849

EXPENSES (NOTE 2)

Distribution fees — Class A (Note 2)	48,980	63,554	66,290	55,715	45,850

Distribution fees — Class B (Note 2)	9,834	8,779	8,400	4,619	1,925

Distribution fees — Class C (Note 2)	5,410	5,411	7,342	5,386	5,031

Distribution fees — Class M (Note 2)	1,173	1,084	1,174	1,366	1,579

Distribution fees — Class R (Note 2)	20,747	17,460	16,350	13,839	6,833

Audit fees	25,741	30,095	28,190	22,373	17,617

Reports to shareholders	7,713	8,301	7,832	6,835	8,099

Other	1,631	1,824	1,623	1,416	1,215

Fees waived and reimbursed by
Manager (Note 2)	(35,085)	(40,220)	(37,645)	(30,624)	(26,931)

Total expenses	86,144	96,288	99,556	80,925	61,218

Net investment income	322,802	601,893	700,039	516,275	403,631

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	1,005,437	828,913	467,637	130,709	83,604

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(2,029,064)	(1,492,617)	(961,206)	(528,301)	(232,063)

Net loss on investments	(1,023,627)	(663,704)	(493,569)	(397,592)	(148,459)

Net increase (decrease) in net
assets resulting from operations	$(700,825)	$(61,811)	$206,470	$118,683	$255,172

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —		For the period 11/30/10
TOTAL INCREASE IN NET ASSETS		(commencement of
	Year ended 7/31/12	operations) to 7/31/11

Operations:
Net investment income	$665	$1,124

Net realized gain (loss) on underlying Putnam Fund shares	(15,319)	6,018

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	24,006	(500)

Net increase in net assets resulting from operations	9,352	6,642

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(7,418)	(659)

Class B	(208)	(648)

Class C	(727)	(648)

Class M	(219)	(650)

Class R	(351)	(652)

Class Y	(2,038)	(790)

Net realized short-term gain on investments

Class A	(592)	(90)

Class B	(27)	(89)

Class C	(65)	(89)

Class M	(23)	(89)

Class R	(31)	(89)

Class Y	(153)	(106)

From net realized long-term gain on investments
Class A	(2,256)	—

Class B	(101)	—

Class C	(246)	—

Class M	(86)	—

Class R	(116)	—

Class Y	(585)	—

Increase from capital share transactions (Note 4)	332,012	198,803

Total increase in net assets	326,122	200,846

NET ASSETS

Beginning of period (Note 5)	260,846	60,000

End of period	$586,968	$260,846

Undistributed net investment income and no monies,
respectively, end of period	$3,541	$—

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$14,042	$216,114

Net realized gain on underlying Putnam Fund shares	32,611	1,031,047

Net unrealized depreciation on underlying Putnam Fund shares	(68,013)	(29,107)

Net increase (decrease) in net assets resulting from operations	(21,360)	1,218,054

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(127,663)	(400,781)

Class B	(4,681)	(6,168)

Class C	(2,635)	(5,086)

Class M	(248)	(4,954)

Class R	(28,583)	(36,858)

Class Y	(77,945)	(153,599)

Decrease from capital share transactions (Note 4)	(333,200)	(188,850)

Total increase (decrease) in net assets	(596,315)	421,758

NET ASSETS

Beginning of period	7,873,995	7,452,237

End of period	$7,277,680	$7,873,995

Undistributed net investment income, respectively, end of period	$42,898	$43,109

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$32,494	$440,718

Net realized gain (loss) on underlying Putnam Fund shares	(118,489)	2,061,500

Net unrealized depreciation on underlying Putnam Fund shares	(356,802)	(162,313)

Net increase (decrease) in net assets resulting from operations	(442,797)	2,339,905

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(200,364)	(654,768)

Class B	(3,832)	(8,411)

Class C	(1,020)	(2,242)

Class M	(350)	(458)

Class R	(29,498)	(54,157)

Class Y	(76,692)	(320,414)

Increase (decrease) from capital share transactions (Note 4)	(4,614,971)	279,629

Total increase (decrease) in net assets	(5,369,524)	1,579,084

NET ASSETS

Beginning of period	16,044,046	14,464,962

End of period	$10,674,522	$16,044,046

Undistributed net investment income, respectively, end of period	$280,688	$279,604

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$59,855	$725,686

Net realized gain (loss) on underlying Putnam Fund shares	(294,570)	2,828,938

Net unrealized depreciation on underlying Putnam Fund shares	(679,485)	(46,283)

Net increase (decrease) in net assets resulting from operations	(914,200)	3,508,341

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(193,347)	(753,293)

Class B	(7,727)	(21,843)

Class C	(3,122)	(5,613)

Class M	(209)	(1,219)

Class R	(41,230)	(98,983)

Class Y	(81,944)	(470,017)

Increase (decrease) from capital share transactions (Note 4)	(8,476,201)	1,302,788

Total increase (decrease) in net assets	(9,717,980)	3,460,161

NET ASSETS

Beginning of period	24,794,500	21,334,339

End of period	$15,076,520	$24,794,500

Undistributed net investment income, respectively, end of period	$296,332	$293,705

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$152,962	$1,158,055

Net realized gain on underlying Putnam Fund shares	427,957	4,558,581

Net unrealized depreciation on underlying Putnam Fund shares	(1,480,168)	(692,395)

Net increase (decrease) in net assets resulting from operations	(899,249)	5,024,241

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(382,241)	(905,812)

Class B	(13,150)	(21,193)

Class C	(5,874)	(10,110)

Class M	—	(2,479)

Class R	(67,006)	(82,718)

Class Y	(165,898)	(495,426)

Increase (decrease) from capital share transactions (Note 4)	(11,306,205)	972,052

Total increase (decrease) in net assets	(12,839,623)	4,478,555

NET ASSETS

Beginning of period	35,679,284	31,200,729

End of period	$22,839,661	$35,679,284

Undistributed net investment income, respectively, end of period	$297,924	$620,601

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$322,802	$1,546,366

Net realized gain on underlying Putnam Fund shares	1,005,437	4,908,326

Net unrealized depreciation on underlying Putnam Fund shares	(2,029,064)	(584,834)

Net increase (decrease) in net assets resulting from operations	(700,825)	5,869,858

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(419,610)	(955,412)

Class B	(16,520)	(25,893)

Class C	(9,323)	(13,972)

Class M	—	(18,912)

Class R	(92,131)	(119,254)

Class Y	(158,198)	(415,362)

Increase (decrease) from capital share transactions (Note 4)	(14,412,987)	2,532,812

Total increase (decrease) in net assets	(15,809,594)	6,853,865

NET ASSETS

Beginning of period	46,621,275	39,767,410

End of period	$30,811,681	$46,621,275

Undistributed net investment income, respectively, end of period	$308,324	$681,304

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$601,893	$1,807,960

Net realized gain on underlying Putnam Fund shares	828,913	5,112,767

Net unrealized depreciation on underlying Putnam Fund shares	(1,492,617)	(766,771)

Net increase (decrease) in net assets resulting from operations	(61,811)	6,153,956

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(794,855)	(1,242,565)

Class B	(26,008)	(26,834)

Class C	(15,533)	(11,552)

Class M	(4,205)	(4,744)

Class R	(118,241)	(111,269)

Class Y	(274,787)	(448,550)

Increase (decrease) from capital share transactions (Note 4)	(12,574,928)	853,118

Total increase (decrease) in net assets	(13,870,368)	5,161,560

NET ASSETS

Beginning of period	51,734,346	46,572,786

End of period	$37,863,978	$51,734,346

Undistributed net investment income, respectively, end of period	$578,558	$1,210,294

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$700,039	$1,690,119

Net realized gain on underlying Putnam Fund shares	467,637	4,563,571

Net unrealized depreciation on underlying Putnam Fund shares	(961,206)	(1,311,445)

Net increase in net assets resulting from operations	206,470	4,942,245

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,113,015)	(1,319,857)

Class B	(31,902)	(20,500)

Class C	(27,373)	(12,532)

Class M	(6,310)	(7,090)

Class R	(143,151)	(119,643)

Class Y	(194,103)	(316,238)

Increase (decrease) from capital share transactions (Note 4)	(13,647,173)	1,008,833

Total increase (decrease) in net assets	(14,956,557)	4,155,218

NET ASSETS

Beginning of period	48,883,681	44,728,463

End of period	$33,927,124	$48,883,681

Undistributed net investment income, respectively, end of period	$667,866	$1,483,681

Putnam RetirementReady 2015 Fund —
TOTAL DECREASE IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$516,275	$1,350,421

Net realized gain on underlying Putnam Fund shares	130,709	2,773,439

Net unrealized depreciation on underlying Putnam Fund shares	(528,301)	(671,800)

Net increase in net assets resulting from operations	118,683	3,452,060

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(994,577)	(1,194,331)

Class B	(20,937)	(12,913)

Class C	(27,475)	(15,717)

Class M	(6,293)	(10,530)

Class R	(130,764)	(104,459)

Class Y	(128,681)	(224,844)

Decrease from capital share transactions (Note 4)	(12,986,114)	(2,074,053)

Total decrease in net assets	(14,176,158)	(184,787)

NET ASSETS

Beginning of period	40,178,631	40,363,418

End of period	$26,002,473	$40,178,631

Undistributed net investment income, respectively, end of period	$488,898	$1,281,350

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/12	Year ended 7/31/11

Operations:
Net investment income	$403,631	$859,080

Net realized gain on underlying Putnam Fund shares	83,604	1,021,995

Net unrealized depreciation on underlying Putnam Fund shares	(232,063)	(598,688)

Net increase in net assets resulting from operations	255,172	1,282,387

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(322,257)	(682,041)

Class B	(2,564)	(4,742)

Class C	(6,196)	(10,359)

Class M	(4,681)	(7,949)

Class R	(20,869)	(39,971)

Class Y	(42,915)	(156,340)

Increase (decrease) from capital share transactions (Note 4)	(7,639,724)	15,170,951

Total increase (decrease) in net assets	(7,784,034)	15,551,936

NET ASSETS

Beginning of period	29,047,266	13,495,330

End of period	$21,263,232	$29,047,266

Undistributed net investment income, respectively, end of period	$4,149	$—

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2012	$10.09	.02	(.02)	— [e]	(.26)	(.10)	(.36)	$9.73	.34	$312.25		.26	167
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53 *	179	.17 *	(.01) *	101 *

Class B
July 31, 2012	$10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	$9.72	(.44)	$12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03 *	17	.67 *	1.13 *	101 *

Class C
July 31, 2012	$10.05	(.06)	— [e]	(.06)	(.24)	(.10)	(.34)	$9.65	(.36)	$36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03 *	15	.67 *	1.58 *	101 *

Class M
July 31, 2012	$10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	$9.72	(.10)	$11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16 *	12	.50 *	2.02 *	101 *

Class R
July 31, 2012	$10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	$9.72	.10	$15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40 *	11	.33 *	2.23 *	101 *

Class Y
July 31, 2012	$10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	$9.76	.62	$201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76 *	28	—	1.73 *	101 *

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$12.86	.02	.15	.17	(.45)	—	(.45)	—	$12.58	1.60	$3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	—	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151

Class B
July 31, 2012	$12.76	(.06)	.13	.07	(.38)	—	(.38)	—	$12.45	.82	$144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	—	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151

Class C
July 31, 2012	$12.68	(.07)	.15	.08	(.37)	—	(.37)	—	$12.39	.84	$115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	—	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151

Class M
July 31, 2012	$12.74	(.06)	.19	.13	(.16)	—	(.16)	—	$12.71	1.13	$18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	—	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151

Class R
July 31, 2012	$12.72	(.01)	.14	.13	(.44)	—	(.44)	—	$12.41	1.28	$1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	—	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151

Class Y
July 31, 2012	$12.91	.05	.15	.20	(.49)	—	(.49)	—	$12.62	1.83	$2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	—	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58	59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$14.37	.04	.16	.20	(.43)	—	(.43)	—	$14.14	1.62	$6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	—	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— [e]	17.10	(13.88)	14,332.34		1.21	134

Class B
July 31, 2012	$13.32	(.07)	.15	.08	(.34)	—	(.34)	—	$13.06	.84	$215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	—	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— [e]	16.25	(14.52)	158	1.09	.45	134

Class C
July 31, 2012	$13.42	(.07)	.16	.09	(.35)	—	(.35)	—	$13.16	.84	$62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	—	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— [e]	16.39	(14.52)	20	1.09	.40	134

Class M
July 31, 2012	$14.08	(.03)	.16	.13	(.40)	—	(.40)	—	$13.81	1.14	$13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	—	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	134

Class R
July 31, 2012	$14.68	.01	.16	.17	(.41)	—	(.41)	—	$14.44	1.36	$1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	—	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	134

Class Y
July 31, 2012	$16.77	.07	.20	.27	(.47)	—	(.47)	—	$16.57	1.86	$3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [e]	19.33	(13.66)	7,181.09		1.29	134

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$15.59	.06	.17	.23	(.34)	—	(.34)	—	$15.48	1.65	$8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	—	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— [e]	17.50	(13.48)	20,919.34		1.44	134

Class B
July 31, 2012	$14.56	(.05)	.16	.11	(.25)	—	(.25)	—	$14.42	.92	$456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	—	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— [e]	16.67	(14.12)	338	1.09	.50	134

Class C
July 31, 2012	$14.49	(.04)	.16	.12	(.28)	—	(.28)	—	$14.33	.96	$163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	—	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— [e]	16.65	(14.11)	30	1.09	.57	134

Class M
July 31, 2012	$14.77	(.05)	.20	.15	(.21)	—	(.21)	—	$14.71	1.15	$26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	—	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— [e]	16.82	(13.90)	9.84		.88	134

Class R
July 31, 2012	$15.95	.02	.19	.21	(.32)	—	(.32)	—	$15.84	1.46	$2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	—	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— [e]	17.89	(13.68)	499.59		.98	134

Class Y
July 31, 2012	$17.91	.09	.22	.31	(.39)	—	(.39)	—	$17.83	1.92	$3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	—	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [e]	19.63	(13.26)	9,917.09		1.50	134

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$16.01	.09	.15	.24	(.42)	—	(.42)	—	$15.83	1.73	$13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	—	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— [e]	17.02	(12.79)	29,945.34		1.65	127

Class B
July 31, 2012	$14.89	(.02)	.14	.12	(.33)	—	(.33)	—	$14.68	.97	$642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	—	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— [e]	16.07	(13.46)	486	1.09	.85	127

Class C
July 31, 2012	$14.91	(.01)	.13	.12	(.33)	—	(.33)	—	$14.70	.94	$264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	—	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— [e]	16.10	(13.45)	108	1.09	.78	127

Class M
July 31, 2012	$15.14	(.06)	.24	.18	—	—	—	—	$15.32	1.19	$32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	—	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— [e]	16.25	(13.23)	53.84		1.08	127

Class R
July 31, 2012	$15.45	.05	.14	.19	(.40)	—	(.40)	—	$15.24	1.46	$2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	—	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— [e]	16.57	(13.01)	500.59		1.28	127

Class Y
July 31, 2012	$18.35	.14	.18	.32	(.47)	—	(.47)	—	$18.20	1.97	$6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	—	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [e]	19.14	(12.61)	17,989.09		1.77	127

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$16.22	.15	.14	.29	(.35)	—	(.35)	—	$16.16	1.95	$17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	—	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— [e]	16.85	(12.03)	38,938.34		1.93	122

Class B
July 31, 2012	$15.47	.04	.12	.16	(.25)	—	(.25)	—	$15.38	1.18	$1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	—	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— [e]	16.17	(12.70)	687	1.09	1.07	122

Class C
July 31, 2012	$15.50	.04	.13	.17	(.26)	—	(.26)	—	$15.41	1.20	$550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	—	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— [e]	16.24	(12.72)	118	1.09	1.03	122

Class M
July 31, 2012	$15.52	— [e]	.22	.22	—	—	—	—	$15.74	1.42	$76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	—	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— [e]	16.20	(12.49)	691.84		1.38	122

Class R
July 31, 2012	$15.43	.11	.13	.24	(.34)	—	(.34)	—	$15.33	1.70	$4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	—	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— [e]	16.19	(12.28)	704.59		1.57	122

Class Y
July 31, 2012	$18.31	.21	.16	.37	(.40)	—	(.40)	—	$18.28	2.21	$6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	—	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [e]	18.74	(11.84)	25,779.09		2.09	122

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66	67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$17.36	.26	.15	.41	(.56)	—	(.56)	—	$17.21	2.62	$24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	—	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	— [e]	17.78	(11.07)	46,218.34		2.18	118

Class B
July 31, 2012	$16.31	.13	.14	.27	(.46)	—	(.46)	—	$16.12	1.85	$869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	—	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	— [e]	16.80	(11.74)	928	1.09	1.40	118

Class C
July 31, 2012	$16.35	.13	.14	.27	(.48)	—	(.48)	—	$16.14	1.83	$631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	—	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	— [e]	16.87	(11.74)	151	1.09	1.39	118

Class M
July 31, 2012	$16.54	.18	.13	.31	(.48)	—	(.48)	—	$16.37	2.09	$137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	—	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	— [e]	16.96	(11.53)	120.84		1.67	118

Class R
July 31, 2012	$16.32	.21	.14	.35	(.54)	—	(.54)	—	$16.13	2.41	$3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	—	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	— [e]	16.91	(11.30)	697.59		1.77	118

Class Y
July 31, 2012	$17.45	.30	.15	.45	(.62)	—	(.62)	—	$17.28	2.85	$8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	—	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [e]	17.87	(10.85)	34,366.09		2.32	118

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68	69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$16.45	.30	.14	.44	(.70)	—	(.70)	—	$16.19	2.97	$25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	—	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— [e]	17.01	(9.55)	53,340.34		2.58	115

Class B
July 31, 2012	$15.90	.18	.13	.31	(.61)	—	(.61)	—	$15.60	2.17	$943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	—	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— [e]	16.46	(10.26)	794	1.09	1.75	115

Class C
July 31, 2012	$15.95	.18	.13	.31	(.61)	—	(.61)	—	$15.65	2.19	$856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	—	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— [e]	16.55	(10.24)	236	1.09	1.77	115

Class M
July 31, 2012	$16.14	.24	.11	.35	(.61)	—	(.61)	—	$15.88	2.40	$133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	—	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— [e]	16.56	(10.03)	440.84		2.03	115

Class R
July 31, 2012	$15.89	.26	.13	.39	(.68)	—	(.68)	—	$15.60	2.71	$3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	—	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— [e]	16.57	(9.78)	612.59		2.17	115

Class Y
July 31, 2012	$18.19	.40	.13	.53	(.75)	—	(.75)	—	$17.97	3.22	$3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	—	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— [e]	18.61	(9.33)	35,542.09		2.76	115

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70	71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$16.93	.29	.10	.39	(.81)	—	(.81)	—	$16.51	2.57	$20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	—	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— [e]	18.14	(6.78)	62,496.34		3.25	109

Class B
July 31, 2012	$16.45	.19	.07	.26	(.71)	—	(.71)	—	$16.00	1.82	$458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	—	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— [e]	17.63	(7.48)	465	1.09	2.48	109

Class C
July 31, 2012	$16.44	.21	.05	.26	(.71)	—	(.71)	—	$15.99	1.81	$439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	—	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— [e]	17.69	(7.47)	363	1.09	2.47	109

Class M
July 31, 2012	$16.63	.20	.11	.31	(.65)	—	(.65)	—	$16.29	2.06	$145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	—	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— [e]	17.78	(7.24)	499.84		2.71	109

Class R
July 31, 2012	$16.40	.25	.09	.34	(.79)	—	(.79)	—	$15.95	2.32	$2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	—	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— [e]	17.75	(7.02)	340.59		2.96	109

Class Y
July 31, 2012	$16.99	.35	.08	.43	(.87)	—	(.87)	—	$16.55	2.84	$1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	—	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— [e]	18.22	(6.54)	27,832.09		3.47	109

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72	73

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2012	$16.30	.28	.09	.37	(.28)	—	(.28)	—	$16.39	2.35	$18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	—	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	—	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— [e]	16.85	(3.37)	14,607.34		3.89	139

Class B
July 31, 2012	$16.30	.17	.08	.25	(.21)	—	(.21)	—	$16.34	1.59	$187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	—	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	—	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— [e]	16.88	(4.12)	43	1.09	3.03	139

Class C
July 31, 2012	$16.34	.15	.10	.25	(.21)	—	(.21)	—	$16.38	1.58	$536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	—	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	—	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— [e]	16.91	(4.06)	1	1.09	3.14	139

Class M
July 31, 2012	$16.34	.24	.09	.33	(.24)	—	(.24)	—	$16.43	2.10	$317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	—	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	—	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— [e]	16.89	(3.87)	125.84		3.54	139

Class R
July 31, 2012	$16.30	.25	.07	.32	(.24)	—	(.24)	—	$16.38	2.05	$1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	—	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	—	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— [e]	16.85	(3.62)	155.59		3.63	139

Class Y
July 31, 2012	$16.35	.34	.07	.41	(.32)	—	(.32)	—	$16.44	2.60	$992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	—	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	—	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— [e]	16.90	(3.12)	7,191.09		4.13	139

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74	75

Financial highlights (Continued)

*Not annualized.

†For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08

Putnam RetirementReady 2055 Fund	7.30%	23.04%	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund	0.15	0.22	0.13%	0.06%	0.05%

Putnam RetirementReady 2045 Fund	0.12	0.18	0.08	0.02	0.02

Putnam RetirementReady 2040 Fund	0.12	0.17	0.08	0.02	0.01

Putnam RetirementReady 2035 Fund	0.11	0.08	0.08	0.02	0.01

Putnam RetirementReady 2030 Fund	0.11	0.08	0.08	0.02	0.01

Putnam RetirementReady 2025 Fund	0.10	0.08	0.08	0.02	0.01

Putnam RetirementReady 2020 Fund	0.10	0.08	0.08	0.01	0.01

Putnam RetirementReady 2015 Fund	0.11	0.07	0.07	0.01	<0.01

Putnam Retirement Income Fund Lifestyle 1	0.12	0.07	0.25	0.01	<0.01

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 7/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2011 through July 31, 2012.

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund (prior to November 30, 2011 this fund was known as Putnam Asset Allocation: Balanced Portfolio), Putnam Dynamic Asset Allocation Conservative Fund (prior to November 30, 2011 this fund was known as Putnam Asset Allocation: Conservative Portfolio), Putnam Dynamic Asset Allocation Equity Fund (prior to September 30, 2011 this fund was known as Putnam Asset Allocation: Equity Portfolio), Putnam Dynamic Asset Allocation Growth Fund (prior to November 30, 2011 this fund was known as Putnam Asset Allocation: Growth Portfolio) and Putnam Money Market Fund (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

At July 31, 2012, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$4,949,409	N/A	$4,949,409	July 31, 2018

Putnam RetirementReady 2045 Fund	491	$7,498	7,989	*
	9,995,400	N/A	9,995,400	July 31, 2018

Putnam RetirementReady 2040 Fund	34,661	201,317	235,978	*
	13,109,810	N/A	13,109,810	July 31, 2018

Putnam RetirementReady 2035 Fund	19,444,948	N/A	19,444,948	July 31, 2018

Putnam RetirementReady 2030 Fund	25,767,619	N/A	25,767,619	July 31, 2018

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2025 Fund	$30,241,424	N/A	$30,241,424	July 31, 2018

Putnam RetirementReady 2020 Fund	31,904,007	N/A	31,904,007	July 31, 2018

Putnam RetirementReady 2015 Fund	26,803,639	N/A	26,803,639	July 31, 2018

Putnam Retirement Income Fund	4,185,794	N/A	4,185,794	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent differences for the following funds:

Differences during the period

Putnam RetirementReady 2055 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2050 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2045 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2040 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2035 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2030 Fund	losses on wash sale transactions

Putnam RetirementReady 2025 Fund	losses on wash sale transactions

Putnam RetirementReady 2020 Fund	losses on wash sale transactions

Putnam RetirementReady 2015 Fund	losses on wash sale transactions

Putnam Retirement Income Fund Lifestyle 1	losses on wash sale transactions

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the funds reclassified the following amounts:

		Accumulated net
		realized gain/(loss)
	Undistributed net	on investment
	investment income	transactions	Paid-in capital

Putnam RetirementReady 2055 Fund	$13,837	$(13,837)	$—

Putnam RetirementReady 2050 Fund	227,502	(227,502)	—

Putnam RetirementReady 2045 Fund	280,346	(280,346)	—

Putnam RetirementReady 2040 Fund	270,351	(270,351)	—

Putnam RetirementReady 2035 Fund	158,530	(158,530)	—

Putnam RetirementReady 2030 Fund	—	—	—

Accumulated net
realized gain/(loss)
	Undistributed net	on investment
	investment income	transactions	Paid-in capital

Putnam RetirementReady 2025 Fund	$—	$—	$—

Putnam RetirementReady 2020 Fund	—	—	—

Putnam RetirementReady 2015 Fund	—	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—	—

Tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed long-term gain	Capital loss carryover	Cost for federal income tax purposes

Putnam RetirementReady 2055 Fund
$25,821	($36,733)	($10,912)	$3,541	$3,524	$—	$597,999

Putnam RetirementReady 2050 Fund
217,548	(800,076)	(582,528)	42,895	—	(4,949,409)	7,863,775

Putnam RetirementReady 2045 Fund
362,431	(902,828)	(540,397)	280,692	—	(10,003,389)	11,219,150

Putnam RetirementReady 2040 Fund
8,097	(331,798)	(323,701)	296,334	—	(13,345,788)	15,401,024

Putnam RetirementReady 2035 Fund
598,029	(207,335)	390,694	297,922	—	(19,444,948)	22,544,716

Putnam RetirementReady 2030 Fund
1,262,710	(75,793)	1,186,917	308,318	—	(25,767,619)	29,625,709

Putnam RetirementReady 2025 Fund
1,373,872	(80,776)	1,293,096	578,559	—	(30,241,424)	36,575,991

Putnam RetirementReady 2020 Fund
941,490	(95,422)	846,068	667,867	—	(31,904,007)	33,079,743

Putnam RetirementReady 2015 Fund
612,054	(76,251)	535,803	488,904	—	(26,803,639)	25,465,410

Putnam Retirement Income Fund Lifestyle 1
404,357	(111,749)	292,608	4,149	—	(8,152,422)	20,973,516

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $84,646 incurred by Putnam RetirementReady 2055 Fund have been fully amortized on a straight-line basis over a twelve-month period as of November 30, 2011. As of the close of the reporting period, Putnam RetirementReady 2055 Fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2013 to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, extraordinary expenses, payments under the funds’ distribution plans and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by the Manager

Putnam RetirementReady 2055 Fund	$30,062

Putnam RetirementReady 2050 Fund	10,152

Putnam RetirementReady 2045 Fund	13,348

Putnam RetirementReady 2040 Fund	19,301

Putnam RetirementReady 2035 Fund	26,541

Putnam RetirementReady 2030 Fund	35,085

Putnam RetirementReady 2025 Fund	40,220

Putnam RetirementReady 2020 Fund	37,645

Putnam RetirementReady 2015 Fund	30,624

Putnam Retirement Income Fund Lifestyle 1	26,931

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$167	$—	$291	$—

Putnam RetirementReady 2050 Fund	1,318	63	602	14

Putnam RetirementReady 2045 Fund	2,542	14	242	18

Putnam RetirementReady 2040 Fund	5,718	101	49	82

Putnam RetirementReady 2035 Fund	6,328	15	172	36

Putnam RetirementReady 2030 Fund	4,653	36	1,648	83

Putnam RetirementReady 2025 Fund	8,777	13	1,924	247

Putnam RetirementReady 2020 Fund	3,237	6	644	116

Putnam RetirementReady 2015 Fund	3,225	—	161	95

Putnam Retirement Income Fund	7,039	9	153	4
Lifestyle 1

Total	$43,004	$257	$5,886	$695

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A	Class M
	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$—	$—

Putnam RetirementReady 2050 Fund	—	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	19	—

Putnam RetirementReady 2035 Fund	—	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	4	—

Putnam RetirementReady 2020 Fund	—	—

Putnam RetirementReady 2015 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	23	—

Total	$46	$—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2055 Fund	$1,028,569	$680,974

Putnam RetirementReady 2050 Fund	4,275,805	4,340,659

Putnam RetirementReady 2045 Fund	5,385,844	9,669,675

Putnam RetirementReady 2040 Fund	7,289,404	15,449,588

Putnam RetirementReady 2035 Fund	10,398,352	21,752,472

Putnam RetirementReady 2030 Fund	13,580,477	28,374,567

Putnam RetirementReady 2025 Fund	17,201,672	30,413,301

Putnam RetirementReady 2020 Fund	14,611,084	29,085,822

Putnam RetirementReady 2015 Fund	11,922,289	25,711,449

Putnam Retirement Income Fund Lifestyle 1	9,272,296	16,911,128

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

			For the period 11/30/10
			(commencement of operations)
	Year ended 7/31/12		to 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	62,470	$578,886	43,414	$440,988

Shares issued in connection with
reinvestment of distributions	1,143	10,266	76	749

	63,613	589,152	43,490	441,737

Shares repurchased	(49,242)	(446,291)	(26,786)	(275,126)

Net increase	14,371	$142,861	16,704	$166,611

			For the period 11/30/10
			(commencement of operations)
	Year ended 7/31/12		to 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	191	$1,767	599	$5,956

Shares issued in connection with
reinvestment of distributions	37	336	75	737

	228	2,103	674	6,693

Shares repurchased	(656)	(5,960)	(1)	(15)

Net increase (decrease)	(428)	$(3,857)	673	$6,678

			For the period 11/30/10
			(commencement of operations)
	Year ended 7/31/12		to 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,271	$20,958	381	$4,000

Shares issued in connection with
reinvestment of distributions	116	1,038	75	737

	2,387	21,996	456	4,737

Shares repurchased	(91)	(849)	—	—

Net increase	2,296	$21,147	456	$4,737

			For the period 11/30/10
			(commencement of operations)
	Year ended 7/31/12		to 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	66	$584	110	$1,127

Shares issued in connection with
reinvestment of distributions	36	328	75	739

	102	912	185	1,866

Shares repurchased	(175)	(1,480)	—	—

Net increase (decrease)	(73)	$(568)	185	$1,866

			For the period 11/30/10
			(commencement of operations)
	Year ended 7/31/12		to 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	529	$4,667	—	$—

Shares issued in connection with
reinvestment of distributions	55	498	75	741

	584	5,165	75	741

Shares repurchased	(124)	(1,178)	—	—

Net increase	460	$3,987	75	$741

			For the period 11/30/10
			(commencement of operations)
	Year ended 7/31/12		to 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	23,679	$224,316	1,680	$17,274

Shares issued in connection with
reinvestment of distributions	309	2,776	91	896

	23,988	227,092	1,771	18,170

Shares repurchased	(6,194)	(58,650)	—	—

Net increase	17,794	$168,442	1,771	$18,170

At the close of the reporting period, three shareholders of record owned 25.2%, 8.7% and 8.1%, respectively, of the outstanding shares of Putnam RetirementReady 2055 Fund.

Putnam RetirementReady 2050 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	137,742	$1,683,865	217,883	$2,784,421

Shares issued in connection with
reinvestment of distributions	10,823	125,549	31,641	396,457

	148,565	1,809,414	249,524	3,180,878

Shares repurchased	(189,384)	(2,294,421)	(334,589)	(4,267,894)

Net decrease	(40,819)	$(485,007)	(85,065)	$(1,087,016)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	4,564	$51,899	2,689	$34,222

Shares issued in connection with
reinvestment of distributions	406	4,681	494	6,168

	4,970	56,580	3,183	40,390

Shares repurchased	(2,789)	(32,692)	(2,732)	(35,524)

Net increase	2,181	$23,888	451	$4,866

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,753	$33,184	1,174	$14,940

Shares issued in connection with
reinvestment of distributions	230	2,635	410	5,086

	2,983	35,819	1,584	20,026

Shares repurchased	(583)	(6,855)	(292)	(3,730)

Net increase	2,400	$28,964	1,292	$16,296

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	1,281	$15,599	1,847	$23,545

Shares issued in connection with
reinvestment of distributions	21	248	398	4,954

	1,302	15,847	2,245	28,499

Shares repurchased	(6,935)	(76,307)	(51)	(657)

Net increase (decrease)	(5,633)	$(60,460)	2,194	$27,842

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	43,357	$508,718	25,767	$328,152

Shares issued in connection with
reinvestment of distributions	2,494	28,583	2,972	36,858

	45,851	537,301	28,739	365,010

Shares repurchased	(17,202)	(202,171)	(10,689)	(137,375)

Net increase	28,649	$335,130	18,050	$227,635

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	61,399	$750,288	81,177	$1,047,643

Shares issued in connection with
reinvestment of distributions	6,708	77,945	12,229	153,599

	68,107	828,233	93,406	1,201,242

Shares repurchased	(87,866)	(1,003,948)	(45,415)	(579,715)

Net increase (decrease)	(19,759)	$(175,715)	47,991	$621,527

At the close of the reporting period, two shareholders of record owned 5.8% and 5.1%, respectively, of the outstanding shares of Putnam RetirementReady 2050 Fund.

Putnam RetirementReady 2045 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	147,675	$2,001,292	184,437	$2,635,641

Shares issued in connection with
reinvestment of distributions	15,280	199,248	46,780	654,453

	162,955	2,200,540	231,217	3,290,094

Shares repurchased	(345,958)	(4,694,279)	(298,840)	(4,276,976)

Net decrease	(183,003)	$(2,493,739)	(67,623)	$(986,882)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	6,447	$84,138	5,813	$78,051

Shares issued in connection with
reinvestment of distributions	317	3,832	646	8,411

	6,764	87,970	6,459	86,462

Shares repurchased	(2,319)	(29,089)	(4,121)	(54,332)

Net increase	4,445	$58,881	2,338	$32,130

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,039	$26,173	1,061	$13,678

Shares issued in connection with
reinvestment of distributions	84	1,020	170	2,230

	2,123	27,193	1,231	15,908

Shares repurchased	(461)	(5,959)	(2)	(25)

Net increase	1,662	$21,234	1,229	$15,883

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	451	$6,002	163	$2,304

Shares issued in connection with
reinvestment of distributions	27	350	33	458

	478	6,352	196	2,762

Shares repurchased	(170)	(2,202)	(13)	(191)

Net increase	308	$4,150	183	$2,571

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	28,606	$395,489	37,855	$559,616

Shares issued in connection with
reinvestment of distributions	2,213	29,498	3,785	54,157

	30,819	424,987	41,640	613,773

Shares repurchased	(24,661)	(350,431)	(20,294)	(294,954)

Net increase	6,158	$74,556	21,346	$318,819

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	63,830	$1,020,289	92,725	$1,542,875

Shares issued in connection with
reinvestment of distributions	5,001	76,315	19,607	319,601

	68,831	1,096,604	112,332	1,862,476

Shares repurchased	(233,124)	(3,376,657)	(58,556)	(965,368)

Net increase (decrease)	(164,293)	$(2,280,053)	53,776	$897,108

Putnam RetirementReady 2040 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	200,390	$2,971,147	264,520	$4,063,818

Shares issued in connection with
reinvestment of distributions	13,509	192,904	49,603	751,980

	213,899	3,164,051	314,123	4,815,798

Shares repurchased	(443,519)	(6,533,055)	(373,563)	(5,799,114)

Net decrease	(229,620)	$(3,369,004)	(59,440)	$(983,316)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	3,954	$54,700	14,032	$198,807

Shares issued in connection with
reinvestment of distributions	577	7,703	1,523	21,676

	4,531	62,403	15,555	220,483

Shares repurchased	(2,739)	(38,301)	(5,010)	(72,092)

Net increase	1,792	$24,102	10,545	$148,391

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	4,073	$56,109	2,731	$39,828

Shares issued in connection with
reinvestment of distributions	235	3,122	395	5,589

	4,308	59,231	3,126	45,417

Shares repurchased	(2,345)	(32,937)	(481)	(6,668)

Net increase	1,963	$26,294	2,645	$38,749

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	1,607	$22,752	976	$14,653

Shares issued in connection with
reinvestment of distributions	15	209	85	1,219

	1,622	22,961	1,061	15,872

Shares repurchased	(1,958)	(25,727)	(285)	(4,219)

Net increase (decrease)	(336)	$(2,766)	776	$11,653

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	44,275	$667,959	62,019	$986,028

Shares issued in connection with
reinvestment of distributions	2,818	41,230	6,370	98,983

	47,093	709,189	68,389	1,085,011

Shares repurchased	(30,712)	(462,378)	(27,157)	(426,585)

Net increase	16,381	$246,811	41,232	$658,426

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	66,318	$1,141,462	158,183	$2,785,652

Shares issued in connection with
reinvestment of distributions	4,991	81,944	27,012	470,017

	71,309	1,223,406	185,195	3,255,669

Shares repurchased	(426,141)	(6,625,044)	(105,271)	(1,826,784)

Net increase (decrease)	(354,832)	$(5,401,638)	79,924	$1,428,885

Putnam RetirementReady 2035 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	271,775	$4,132,607	396,742	$6,139,849

Shares issued in connection with
reinvestment of distributions	26,084	381,091	58,051	903,862

	297,859	4,513,698	454,793	7,043,711

Shares repurchased	(627,908)	(9,524,609)	(574,306)	(9,101,900)

Net decrease	(330,049)	$(5,010,911)	(119,513)	$(2,058,189)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	8,053	$114,974	15,782	$233,495

Shares issued in connection with
reinvestment of distributions	961	13,075	1,458	21,193

	9,014	128,049	17,240	254,688

Shares repurchased	(5,195)	(73,248)	(8,433)	(125,495)

Net increase	3,819	$54,801	8,807	$129,193

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	4,134	$58,116	2,208	$32,525

Shares issued in connection with
reinvestment of distributions	431	5,874	694	10,099

	4,565	63,990	2,902	42,624

Shares repurchased	(5,316)	(73,572)	(1,281)	(19,200)

Net increase (decrease)	(751)	$(9,582)	1,621	$23,424

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	2,382	$35,951	1,084	$16,381

Shares issued in connection with
reinvestment of distributions	—	—	168	2,479

	2,382	35,951	1,252	18,860

Shares repurchased	(5,297)	(71,491)	(1,019)	(14,152)

Net increase (decrease)	(2,915)	$(35,540)	233	$4,708

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	61,403	$888,091	65,736	$1,006,390

Shares issued in connection with
reinvestment of distributions	4,756	67,006	5,496	82,718

	66,159	955,097	71,232	1,089,108

Shares repurchased	(45,102)	(659,602)	(9,498)	(145,357)

Net increase	21,057	$295,495	61,734	$943,751

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	102,117	$1,768,656	198,852	$3,599,592

Shares issued in connection with
reinvestment of distributions	9,887	165,898	27,802	495,426

	112,004	1,934,554	226,654	4,095,018

Shares repurchased	(527,834)	(8,535,022)	(119,438)	(2,165,853)

Net increase (decrease)	(415,830)	$(6,600,468)	107,216	$1,929,165

At the close of the reporting period, a shareholder of record owned 5.8% of the outstanding shares of Putnam RetirementReady 2035 Fund.

Putnam RetirementReady 2030 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	309,321	$4,790,155	586,573	$9,298,025

Shares issued in connection with
reinvestment of distributions	27,957	418,234	60,521	953,819

	337,278	5,208,389	647,094	10,251,844

Shares repurchased	(875,125)	(13,521,663)	(726,990)	(11,673,053)

Net decrease	(537,847)	$(8,313,274)	(79,896)	$(1,421,209)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	15,284	$228,895	17,631	$268,945

Shares issued in connection with
reinvestment of distributions	1,114	15,932	1,619	24,468

	16,398	244,827	19,250	293,413

Shares repurchased	(14,552)	(217,128)	(11,240)	(172,286)

Net increase	1,846	$27,699	8,010	$121,127

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	9,025	$135,339	9,268	$142,712

Shares issued in connection with
reinvestment of distributions	651	9,323	918	13,897

	9,676	144,662	10,186	156,609

Shares repurchased	(10,015)	(152,194)	(816)	(12,613)

Net increase (decrease)	(339)	$(7,532)	9,370	$143,996

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	1,486	$22,079	3,913	$59,548

Shares issued in connection with
reinvestment of distributions	—	—	1,250	18,912

	1,486	22,079	5,163	78,460

Shares repurchased	(34,759)	(475,351)	(8,089)	(125,622)

Net decrease	(33,273)	$(453,272)	(2,926)	$(47,162)

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	108,944	$1,554,420	136,594	$2,094,359

Shares issued in connection with
reinvestment of distributions	6,479	92,131	7,934	119,254

	115,423	1,646,551	144,528	2,213,613

Shares repurchased	(34,935)	(526,974)	(59,785)	(923,744)

Net increase	80,488	$1,119,577	84,743	$1,289,869

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	107,472	$1,872,128	228,922	$4,110,421

Shares issued in connection with
reinvestment of distributions	9,361	158,198	23,374	415,362

	116,833	2,030,326	252,296	4,525,783

Shares repurchased	(538,973)	(8,816,511)	(116,960)	(2,079,592)

Net increase (decrease)	(422,140)	$(6,786,185)	135,336	$2,446,191

Putnam RetirementReady 2025 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	434,734	$7,228,269	679,508	$11,410,721

Shares issued in connection with
reinvestment of distributions	49,196	788,118	72,578	1,223,668

	483,930	8,016,387	752,086	12,634,389

Shares repurchased	(981,975)	(16,276,554)	(881,683)	(15,102,759)

Net decrease	(498,045)	$(8,260,167)	(129,597)	$(2,468,370)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	11,440	$177,715	11,409	$184,514

Shares issued in connection with
reinvestment of distributions	1,689	25,474	1,641	26,127

	13,129	203,189	13,050	210,641

Shares repurchased	(16,234)	(255,149)	(15,436)	(248,248)

Net decrease	(3,105)	$(51,960)	(2,386)	$(37,607)

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	14,652	$228,779	10,733	$173,377

Shares issued in connection with
reinvestment of distributions	1,028	15,519	723	11,539

	15,680	244,298	11,456	184,916

Shares repurchased	(8,198)	(124,765)	(1,924)	(30,817)

Net increase	7,482	$119,533	9,532	$154,099

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	2,502	$39,427	2,251	$37,396

Shares issued in connection with
reinvestment of distributions	275	4,205	294	4,744

	2,777	43,632	2,545	42,140

Shares repurchased	(4,258)	(65,161)	(2,824)	(45,766)

Net decrease	(1,481)	$(21,529)	(279)	$(3,626)

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	64,032	$992,605	117,867	$1,895,897

Shares issued in connection with
reinvestment of distributions	7,862	118,241	6,998	111,130

	71,894	1,110,846	124,865	2,007,027

Shares repurchased	(66,196)	(1,042,626)	(34,045)	(551,550)

Net increase	5,698	$68,220	90,820	$1,455,477

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	139,153	$2,343,898	206,851	$3,566,653

Shares issued in connection with
reinvestment of distributions	17,099	274,787	26,510	448,550

	156,252	2,618,685	233,361	4,015,203

Shares repurchased	(443,783)	(7,047,710)	(130,132)	(2,262,058)

Net increase (decrease)	(287,531)	$(4,429,025)	103,229	$1,753,145

At the close of the reporting period, a shareholder of record owned 6.0% of the outstanding shares of Putnam RetirementReady 2025 Fund.

Putnam RetirementReady 2020 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	410,269	$6,494,648	867,868	$13,971,380

Shares issued in connection with
reinvestment of distributions	72,256	1,096,118	81,883	1,309,311

	482,525	7,590,766	949,751	15,280,691

Shares repurchased	(946,479)	(14,961,498)	(1,133,323)	(18,454,240)

Net decrease	(463,954)	$(7,370,732)	(183,572)	$(3,173,549)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	15,136	$232,249	15,642	$242,977

Shares issued in connection with
reinvestment of distributions	2,139	31,417	1,296	20,109

	17,275	263,666	16,938	263,086

Shares repurchased	(7,685)	(117,315)	(12,631)	(199,500)

Net increase	9,590	$146,351	4,307	$63,586

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	15,120	$231,373	21,299	$337,014

Shares issued in connection with
reinvestment of distributions	1,853	27,309	801	12,479

	16,973	258,682	22,100	349,493

Shares repurchased	(8,217)	(124,149)	(8,373)	(129,143)

Net increase	8,756	$134,533	13,727	$220,350

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	440	$6,765	2,106	$33,433

Shares issued in connection with
reinvestment of distributions	423	6,310	436	6,857

	863	13,075	2,542	40,290

Shares repurchased	(5,646)	(86,032)	(4,785)	(76,626)

Net decrease	(4,783)	$(72,957)	(2,243)	$(36,336)

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	60,475	$920,948	184,795	$2,926,770

Shares issued in connection with
reinvestment of distributions	9,778	143,151	7,734	119,643

	70,253	1,064,099	192,529	3,046,413

Shares repurchased	(75,530)	(1,156,196)	(63,109)	(999,470)

Net increase (decrease)	(5,277)	$(92,097)	129,420	$2,046,943

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	41,342	$718,352	167,943	$3,019,186

Shares issued in connection with
reinvestment of distributions	11,540	194,103	17,917	316,238

	52,882	912,455	185,860	3,335,424

Shares repurchased	(432,371)	(7,304,726)	(80,375)	(1,447,585)

Net increase (decrease)	(379,489)	$(6,392,271)	105,485	$1,887,839

At the close of the reporting period, a shareholder of record owned 7.7% of the outstanding shares of Putnam RetirementReady 2020 Fund.

Putnam RetirementReady 2015 Fund

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	313,849	$5,105,869	776,123	$12,933,881

Shares issued in connection with
reinvestment of distributions	63,119	984,653	72,069	1,188,416

	376,968	6,090,522	848,192	14,122,297

Shares repurchased	(886,677)	(14,474,353)	(1,028,648)	(17,320,026)

Net decrease	(509,709)	$(8,383,831)	(180,456)	$(3,197,729)

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	8,369	$132,091	7,882	$130,319

Shares issued in connection with
reinvestment of distributions	1,368	20,775	795	12,807

	9,737	152,866	8,677	143,126

Shares repurchased	(10,541)	(166,815)	(8,840)	(143,942)

Net decrease	(804)	$(13,949)	(163)	$(816)

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	4,837	$75,847	19,837	$325,163

Shares issued in connection with
reinvestment of distributions	1,295	19,650	676	10,883

	6,132	95,497	20,513	336,046

Shares repurchased	(19,366)	(304,553)	(22,565)	(368,922)

Net decrease	(13,234)	$(209,056)	(2,052)	$(32,876)

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	278	$4,416	11,587	$191,939

Shares issued in connection with
reinvestment of distributions	408	6,293	648	10,530

	686	10,709	12,235	202,469

Shares repurchased	(11,566)	(181,659)	(16,595)	(273,219)

Net decrease	(10,880)	$(170,950)	(4,360)	$(70,750)

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	60,405	$946,163	81,450	$1,333,779

Shares issued in connection with
reinvestment of distributions	8,666	130,764	6,529	104,459

	69,071	1,076,927	87,979	1,438,238

Shares repurchased	(77,866)	(1,233,179)	(43,479)	(709,479)

Net increase (decrease)	(8,795)	$(156,252)	44,500	$728,759

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	37,077	$604,322	83,432	$1,412,705

Shares issued in connection with
reinvestment of distributions	8,244	128,681	13,241	218,882

	45,321	733,003	96,673	1,631,587

Shares repurchased	(299,622)	(4,785,079)	(67,277)	(1,132,228)

Net increase (decrease)	(254,301)	$(4,052,076)	29,396	$499,359

At the close of the reporting period, a shareholder of record owned 6.3% of the outstanding shares of Putnam RetirementReady 2015 Fund.

Putnam Retirement Income Fund Lifestyle 1

	Year ended 7/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	419,483	$6,694,373	338,498	$5,491,780

Shares issued in connection with
reinvestment of distributions	20,507	321,700	42,537	681,755

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	932,080	15,192,189

	439,990	7,016,073	1,313,115	21,365,724

Shares repurchased	(634,347)	(10,118,490)	(655,091)	(10,652,298)

Net increase (decrease)	(194,357)	$(3,102,417)	658,024	$10,713,426

	Year ended 7/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	800	$12,804	2,852	$45,527

Shares issued in connection with
reinvestment of distributions	131	2,049	239	3,812

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	8,578	139,970

	931	14,853	11,669	189,309

Shares repurchased	(2,110)	(33,841)	(1,687)	(27,429)

Net increase (decrease)	(1,179)	$(18,988)	9,982	$161,880

	Year ended 7/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	6,413	$102,336	14,546	$238,632

Shares issued in connection with
reinvestment of distributions	394	6,158	641	10,296

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	18,510	302,719

	6,807	108,494	33,697	551,647

Shares repurchased	(4,465)	(70,686)	(12,020)	(195,787)

Net increase	2,342	$37,808	21,677	$355,860

	Year ended 7/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	257	$4,118	1,406	$22,886

Shares issued in connection with
reinvestment of distributions	298	4,680	495	7,937

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	5,199	84,939

	555	8,798	7,100	115,762

Shares repurchased	(1,328)	(21,135)	(6,793)	(110,096)

Net increase (decrease)	(773)	$(12,337)	307	$5,666

	Year ended 7/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	26,334	$420,770	52,083	$844,749

Shares issued in connection with
reinvestment of distributions	1,335	20,869	2,494	39,927

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	57,602	938,569

	27,669	441,639	112,179	1,823,245

Shares repurchased	(38,984)	(626,094)	(38,428)	(621,184)

Net increase (decrease)	(11,315)	$(184,455)	73,751	$1,202,061

	Year ended 7/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	16,823	$267,737	59,711	$971,688

Shares issued in connection with
reinvestment of distributions	2,730	42,915	9,716	156,340

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	144,487	2,361,937

	19,553	310,652	213,914	3,489,965

Shares repurchased	(298,179)	(4,669,987)	(46,453)	(757,907)

Net increase (decrease)	(278,626)	$(4,359,335)	167,461	$2,732,058

At the close of the reporting period, a shareholder of record owned 18.6% of the outstanding shares of Putnam Retirement Income Fund Lifestyle 1.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of
		shares	Value at
	Shares owned	outstanding	7/31/12

Putnam RetirementReady 2055 Fund class B	1,107	88.90%	$10,756

Putnam RetirementReady 2055 Fund class C	1,116	29.70%	10,765

Putnam RetirementReady 2055 Fund class M	1,112	100.00%	10,805

Putnam RetirementReady 2055 Fund class R	1,116	72.70%	10,851

Putnam RetirementReady 2050 Fund class M	96	6.80%	1,219

Putnam RetirementReady 2050 Fund class Y	1,002	0.50%	12,651

Putnam RetirementReady 2045 Fund class M	68	7.20%	936

Putnam RetirementReady 2045 Fund class Y	746	0.40%	12,367

Putnam RetirementReady 2040 Fund class M	7	0.40%	101

Putnam RetirementReady 2035 Fund class M	1,217	59.20%	18,643

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2055 Fund was established as a series of the Trust on November 30, 2010. Prior to November 30, 2010, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	$10,000	1,000

Class C	$10,000	1,000

Class M	$10,000	1,000

Class R	$10,000	1,000

Class Y	$10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

Putnam RetirementReady 2055 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$1,318	$5,278	$3,664	$32	$—	$2,907

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	5,819	22,846	15,962	261	—	12,946

Putnam Absolute Return
700 Fund	19,831	77,823	54,229	1,135	—	44,261

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	190,948	758,045	494,877	—	30,126	430,108

Putnam Dynamic Asset
Allocation Growth Fund	41,923	158,417	107,643	352	—	94,212

Putnam Money Market Fund	1,092	6,160	4,599	—	—	2,653

Totals	$260,931	$1,028,569	$680,974	$1,780	$30,126	$587,087

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2050 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$56,158	$34,128	$38,639	$709	$—	$50,465

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	176,674	100,131	116,703	4,173	—	160,574

Putnam Absolute Return
700 Fund	601,780	340,486	392,395	18,197	—	549,021

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	5,739,955	2,995,002	3,023,935	—	493,970	5,166,863

Putnam Dynamic Asset
Allocation Growth Fund	1,264,617	770,411	729,428	6,762	—	1,321,947

Putnam Money Market Fund	36,289	35,647	39,559	1	—	32,377

Totals	$7,875,473	$4,275,805	$4,340,659	$29,842	$493,970	$7,281,247

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2045 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$195,863	$81,460	$135,948	$2,057	$—	$137,371

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	359,457	127,458	248,728	6,535	—	235,366

Putnam Absolute Return
700 Fund	1,224,426	433,067	836,788	28,463	—	804,772

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	9,366,189	2,951,794	5,419,172	—	608,715	5,931,389

Putnam Dynamic Asset
Allocation Growth Fund	4,825,995	1,742,815	2,952,564	19,321	—	3,522,420

Putnam Money Market Fund	74,660	49,250	76,475	3	—	47,435

Totals	$16,046,590	$5,385,844	$9,669,675	$56,379	$608,715	$10,678,753

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2040 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$503,885	$185,877	$351,150	$5,017	$—	$328,083

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	554,867	172,067	388,103	9,419	—	332,159

Putnam Absolute Return
700 Fund	1,890,069	584,699	1,305,503	41,078	—	1,135,720

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	10,064,680	2,735,670	6,075,205	—	587,004	5,600,251

Putnam Dynamic Asset
Allocation Growth Fund	11,669,783	3,539,108	7,208,649	42,643	—	7,614,823

Putnam Money Market Fund	115,282	71,983	120,978	7	—	66,287

Totals	$24,798,566	$7,289,404	$15,449,588	$98,164	$587,004	$15,077,323

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2035 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$904,340	$316,221	$634,676	$9,206	$—	$566,710

Putnam Absolute Return
300 Fund	—	83,634	38,525	521	—	45,948

Putnam Absolute Return
500 Fund	1,303,699	434,929	857,278	26,246	—	872,168

Putnam Absolute Return
700 Fund	2,894,827	969,383	1,872,332	75,056	—	1,956,684

Putnam Dynamic Asset
Allocation Balanced Fund	—	734,139	359,574	6,428	—	437,130

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	5,880,939	1,546,754	3,649,939	—	344,213	3,112,075

Putnam Dynamic Asset
Allocation Growth Fund	24,246,587	6,079,477	13,978,236	92,297	—	15,617,230

Putnam Money Market Fund	455,562	233,815	361,912	26	—	327,465

Totals	$35,685,954	$10,398,352	$21,752,472	$209,780	$344,213	$22,935,410

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2030 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$1,178,533	$417,486	$718,482	$13,958	$—	$852,209

Putnam Absolute Return
300 Fund	565,218	391,672	421,692	5,992	—	524,428

Putnam Absolute Return
500 Fund	2,359,702	699,471	1,443,167	48,685	—	1,602,592

Putnam Absolute Return
700 Fund	4,951,458	1,484,462	2,954,390	132,903	—	3,431,148

Putnam Dynamic Asset
Allocation Balanced Fund	4,681,172	3,820,517	3,829,951	94,994	—	4,881,146

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	31,594,235	6,297,173	18,070,533	112,317	—	18,687,735

Putnam Money Market Fund	1,300,024	469,696	936,352	97	—	833,368

Totals	$46,630,342	$13,580,477	$28,374,567	$408,946	$—	$30,812,626

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2025 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$1,876,429	$691,609	$1,106,732	$22,364	$—	$1,420,996

Putnam Absolute Return
300 Fund	2,291,528	1,001,937	1,349,413	20,806	—	1,894,801

Putnam Absolute Return
500 Fund	3,130,883	1,229,789	1,826,190	74,061	—	2,536,684

Putnam Absolute Return
700 Fund	6,986,821	2,207,822	4,006,465	190,834	—	5,126,434

Putnam Dynamic Asset
Allocation Balanced Fund	20,705,185	7,388,133	11,864,544	333,157	—	16,282,805

Putnam Dynamic Asset
Allocation Conservative Fund	—	596,366	249,891	5,873	—	380,046

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	14,951,336	3,341,874	8,862,647	50,961	—	8,828,360

Putnam Money Market Fund	1,802,238	744,142	1,147,419	125	—	1,398,961

Totals	$51,744,420	$17,201,672	$30,413,301	$698,181	$—	$37,869,087

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2020 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$2,307,408	$718,904	$1,300,175	$29,023	$—	$1,675,095

Putnam Absolute Return
300 Fund	4,120,325	1,398,063	2,333,948	37,344	—	3,089,974

Putnam Absolute Return
500 Fund	4,914,837	2,050,167	3,005,245	127,426	—	3,969,107

Putnam Absolute Return
700 Fund	6,727,782	1,663,950	3,851,284	182,399	—	4,457,313

Putnam Dynamic Asset
Allocation Balanced Fund	26,075,092	5,583,675	15,074,952	368,619	—	16,187,606

Putnam Dynamic Asset
Allocation Conservative Fund	2,463,355	2,423,986	2,114,667	54,593	—	2,894,610

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	—	—	—	—	—	—

Putnam Money Market Fund	2,285,317	772,339	1,405,551	191	—	1,652,106

Totals	$48,894,116	$14,611,084	$29,085,822	$799,595	$—	$33,925,811

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2015 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$2,414,382	$840,376	$1,506,277	$29,645	$—	$1,695,428

Putnam Absolute Return
300 Fund	5,065,750	1,910,150	3,187,226	44,797	—	3,671,515

Putnam Absolute Return
500 Fund	8,057,659	2,565,198	4,960,135	183,475	—	5,645,138

Putnam Absolute Return
700 Fund	3,502,207	735,790	2,246,032	80,037	—	1,930,862

Putnam Dynamic Asset
Allocation Balanced Fund	9,987,942	1,953,866	6,572,692	124,853	—	5,111,396

Putnam Dynamic Asset
Allocation Conservative Fund	8,764,380	3,211,255	5,660,427	134,009	—	6,424,233

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	—	—	—	—	—	—

Putnam Money Market Fund	2,395,647	705,654	1,578,660	384	—	1,522,641

Totals	$40,187,967	$11,922,289	$25,711,449	$597,200	$—	$26,001,213

Market values are shown for those securities affiliated at period end.

Putnam Retirement Income Fund Lifestyle 1

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$2,612,128	$872,532	$1,531,966	$35,406	$—	$1,892,189

Putnam Absolute Return
300 Fund	6,089,576	1,980,529	3,449,782	58,405	—	4,474,680

Putnam Absolute Return
500 Fund	8,717,716	2,727,602	5,023,073	221,011	—	6,386,624

Putnam Absolute Return
700 Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	9,904,673	3,075,641	5,807,756	149,853	—	7,265,865

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	—	—	—	—	—	—

Putnam Money Market Fund	1,729,325	615,992	1,098,551	174	—	1,246,766

Totals	$29,053,418	$9,272,296	$16,911,128	$464,849	$—	$21,266,124

Market values are shown for those securities affiliated at period end.

Note 7: Acquisition of Putnam RetirementReady 2010 Fund

On November 8, 2010, Putnam Retirement Income Fund Lifestyle 1 issued 932,080, 8,578, 18,510, 5,199, 57,602 and 144,487 class A, class B, class C, class M, class R and class Y shares, respectively, for 990,361, 9,336, 20,437, 5,624, 62,930, and 145,283 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2010 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2010 Fund, with a fair value of $19,025,161 and an identified cost of $18,067,646 at November 5, 2010, was the principal asset acquired by Putnam Retirement Income Fund Lifestyle 1. The net assets of Putnam Retirement Income Fund Lifestyle 1 and Putnam RetirementReady 2010 Fund on November 5, 2010, were $13,900,864 and $19,020,323, respectively. On November 5, 2010, Putnam RetirementReady 2010 Fund had undistributed net investment loss of $5,304, accumulated net realized (loss) of $11,649,678 and unrealized appreciation of $957,515. The aggregate net assets of Putnam Retirement Income Fund Lifestyle 1 immediately following the acquisition were $32,921,187.

Information presented in the Statement of changes in net assets for the period ended July 31, 2011 reflect only the operations of Putnam Retirement Income Fund Lifestyle 1.

Assuming the acquisition had been completed on August 1, 2010, the fund’s pro forma results of operations for the period ended July 31, 2011 are as follows:

Net investment Income	$909,517
Net gain (loss) on investments	$939,533
Net increase (decrease) in net assets resulting from operations	$1,849,050

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2010 Fund that have been included in Putnam Retirement Income Fund Lifestyle 1’s statement of operations for the current fiscal period.

Note 8: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam Funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 did not have a material impact on the funds financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the funds financial statements.

PUTNAM RETIREMENTREADY® FUNDS
FORM N-1A
PART C
OTHER INFORMATION

Item 28. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust dated June 11, 2004 – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

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(b) By-Laws, as amended through July 21, 2000 – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

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(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

(c)(2) Portions of By-Laws Relating to Shareholders’ Rights – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

(d)(1) Amended and Restated Management Contract with Putnam Investment Management, LLC dated August 1, 2009; schedule A dated November 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on November 30, 2010.

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(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated April 27, 2012.

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(e)(1) Distributor’s Contract with Putnam Retail Management Limited Partnership dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement filed on November 28, 2007.

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(e)(2) Form of Dealer Sales Contract dated March 27, 2012.

(e)(3) Form of Financial Institution Sales Contract dated March 27, 2012.

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(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on February 3, 2005.

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(g) Master Custodian Agreement with State Street Bank and Trust dated January 1, 2007; schedule dated January 1, 2012.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated September 9, 2011 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

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(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

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(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 6, 2010; schedule A dated September 9, 2011; schedule B dated September 9, 2011 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

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(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 – Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on November 30, 2010.

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(h)(7) First Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

(h)(8) Second Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011-Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

(h)(9) Third Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011

(h)(10) Fourth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(h)(11) Fifth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012.

(h)(12) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 – Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on November 30, 2010.

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(h)(13) First Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

(h)(14) Second Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

(h)(15) Third Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(16) Fourth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(h)(17) Fifth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012.

(i)(1) Opinion of Ropes & Gray LLP, including consent, for Putnam RetirementReady Fund 2050, Putnam RetirementReady Fund 2045, Putnam RetirementReady Fund 2040, Putnam RetirementReady Fund 2035, Putnam RetirementReady Fund 2030, Putnam RetirementReady Fund 2025, Putnam RetirementReady Fund 2020, Putnam RetirementReady Fund 2015, Putnam RetirementReady Fund 2010 and Putnam Retirement Income Fund Lifestyle 1 – Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on February 3, 2005.

(i)(2) Opinion of Ropes & Gray LLP, including consent, for Putnam RetirementReady 2055 Fund – Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on November 30, 2010.

(j) Consent of Independent Registered Public Accounting Firm – PricewaterhouseCoopers LLP

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(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 21, 2004.

(m)(1) Class A Distribution Plan and Agreement dated June 11, 2004 – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 21, 2004.

(m)(2) Class B Distribution Plan and Agreement dated June 11, 2004 – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 21, 2004.

(m)(3) Class C Distribution Plan and Agreement dated June 11, 2004 – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 21, 2004.

(m)(4) Class M Distribution Plan and Agreement dated June 11, 2004 – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 21, 2004.

(m)(5) Class R Distribution Plan and Agreement dated June 11, 2004 – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 21, 2004.

(m)(6) Form of Dealer Service Agreement – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

(m)(7) Form of Financial Institution Service Agreement – Incorporated by reference to the Registrant's Initial Registration Statement filed on July 2, 2004.

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C-3

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011

(p)(2) Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on November 30, 2010.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010 - Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on November 28, 2011.

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Item 29. Persons Controlled by or under Common Control with Registrant

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As of October 31, 2012, Putnam Investment Holdings, LLC owned 45.81% of the class B shares of Putnam RetirementReady 2055 Fund.

As of October 31, 2012, Putnam Investment Holdings, LLC owned 26.46% of the class C shares of Putnam RetirementReady 2055 Fund.

As of October 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class M shares of Putnam RetirementReady 2055 Fund.

As of October 31, 2012, Putnam Investment Holdings, LLC owned 70.49% of the class R shares of Putnam RetirementReady 2055 Fund.

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Item 30. Indemnification

The information required by this item is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-21598).

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Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or
employment
N/A

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

C-5

The principal business address of each person listed below is One Post Office Square, Boston, MA

02109.

Name	Position and Office with the Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Maher, Stephen B.	Assistant Treasurer

Skistimas, John J. Jr.	Assistant Treasurer

Burns, Robert T.*	Secretary

Clark, James F	Assistant Secretary

Steingarten, Brie A.E.	Chief Legal Officer

Ettinger, Robert D.	Vice President

Trenchard, Mark C.**	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant

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Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Judith Cohen; the Registrant's investment adviser, Putnam Investment Management, LLC (PIM); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant's transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

C-6

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam RetirementReady Funds is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

C-7

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POWER OF ATTORNEY

We, the undersigned Trustees and Officers of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint Jameson A. Baxter, John A. Hill, George Putnam III, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacities indicated below, the Registration Statements on Form N-1A under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto our said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS our hands and common seal on the date set forth below.

Signature	Title	Date

/s/ Jameson A. Baxter
	Chair, Board of Trustees	September 13, 2012

Jameson A. Baxter

/s/ Robert L. Reynolds
	President and Trustee	September 13, 2012

Robert L. Reynolds

/s/ Jonathan S. Horwitz
	Executive Vice President,	September 13, 2012
Jonathan S. Horwitz	Principal Executive Officer
and Compliance Liaison

/s/ Steven D. Krichmar
	Vice President and Principal	September 13, 2012
Steven D. Krichmar	Financial Officer

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Signature	Title	Date

/s/ Janet C. Smith
	Vice President, Principal	September 13, 2012
Janet C. Smith	Accounting Officer and
Assistant Treasurer

/s/ Liaquat Ahamed
	Trustee	September 13, 2012

Liaquat Ahamed

/s/ Ravi Akhoury
	Trustee	September 13, 2012

Ravi Akhoury

/s/ Barbara M. Baumann
	Trustee	September 13, 2012
Barbara M. Baumann

/s/ Charles B. Curtis
	Trustee	September 13, 2012
Charles B. Curtis

/s/ Robert J. Darretta
	Trustee	September 13, 2012
Robert J. Darretta

/s/ Katinka Domotorffy
	Trustee	September 13, 2012
Katinka Domotorffy

/s/ John A. Hill
	Trustee	September 13, 2012
John A. Hill

/s/ Paul L. Joskow

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	Trustee	September 13, 2012

Paul L. Joskow

Signature	Title	Date

/s/Elizabeth T. Kennan
	Trustee	September 13, 2012

Elizabeth T. Kennan

/s/ Kenneth R. Leibler
	Trustee	September 13, 2012

Kenneth R. Leibler

/s/ Robert E. Patterson
	Trustee	September 13, 2012

Robert E. Patterson

/s/ George Putnam, III
	Trustee	September 13, 2012

George Putnam, III

/s/ W. Thomas Stephens
	Trustee	September 13, 2012

W. Thomas Stephens

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Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston d/b/a George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Multi-Cap Growth Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
Putnam Voyager Fund
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C-11

SIGNATURES
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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of November, 2012.

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PUTNAM RETIREMENTREADY FUNDS

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By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison
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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
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Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and
Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting
Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee
Barbara M. Baumann*	Trustee
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Charles B. Curtis*	Trustee

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Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Elizabeth T. Kennan*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
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November 28, 2012

* Signed pursuant to power of attorney filed
herewith.
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EXHIBIT INDEX

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Item 28	Exhibit

(d)(2)	Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated April 27, 2012

(e)(2)	Form of Dealer Sales Contract dated March 27, 2012

(e)(3)	Form of Financial Institution Sales Contract dated March 27, 2012.

(g)	Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012.

(h)(4)	Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1,
2007; schedule dated January 1, 2012.

(h)(9)	Third Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011

(h)(10)	Fourth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012

(h)(11)	Fifth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012

(h)(15)	Third Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011

(h)(16)	Fourth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012

(h)(17)	Fifth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012

(j)	Consent of Independent Registered Public Accounting Firm – PricewaterhouseCoopers LLP

(n)	Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012


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